UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services, 4400 Easton Commons, Suite 200 Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks — 96.8%
Aerospace & Defense — 3.4%
Teledyne Technologies, Inc.(a)	12,625	2,770,178
TransDigm Group, Inc.	7,226	2,713,652
		5,483,830
Auto Components — 1.2%
Delphi Technologies plc	44,770	2,022,261

Banks — 1.2%
East West BanCorp, Inc.	29,280	1,895,587

Biotechnology — 3.0%
Acceleron Pharma, Inc.(a)	35,370	1,540,717
Alnylam Pharmaceuticals, Inc.(a)	15,610	1,482,950
Clovis Oncology, Inc.(a)	20,650	911,491
Neurocrine Biosciences, Inc.(a)	10,130	1,017,964
		4,953,122
Building Products — 3.4%
Builders FirstSource, Inc.(a)	123,570	2,215,610
Lennox International, Inc.	15,365	3,335,434
		5,551,044
Capital Markets — 3.0%
LPL Financial Holdings, Inc.	30,690	2,034,440
Raymond James Financial, Inc.	30,340	2,778,841
		4,813,281
Chemicals — 4.3%
Axalta Coating Systems Ltd.(a)	62,310	1,884,878
Orion Engineered Carbons SA	80,500	2,640,400
W.R. Grace & Co.	34,745	2,566,265
		7,091,543
Communications Equipment — 1.2%
CommScope Holding Co., Inc.(a)	55,330	1,776,646
Lumentum Holdings, Inc.(a)	4,890	255,503
		2,032,149
Construction & Engineering — 1.2%
MasTec, Inc.(a)	40,770	1,897,844

Construction Materials — 1.4%
Summit Materials, Inc., Class A(a)	89,041	2,234,929

Containers & Packaging — 2.1%
Avery Dennison Corp.	29,360	3,367,005

Diversified Consumer Services — 1.2%
Servicemaster Global Holdings, Inc.(a)	34,400	1,960,456

Electronic Equipment, Instruments & Components — 2.0%
Coherent, Inc.(a)	3,480	550,049
FLIR Systems, Inc.	47,150	2,762,990
		3,313,039
Equity Real Estate Investment Trusts — 2.6%
QTS Realty Trust, Inc.	44,160	1,887,840
Sun Communities, Inc.	24,960	2,420,122
		4,307,962
Food Products — 1.7%
Pinnacle Foods, Inc.	40,890	2,715,914

Health Care Equipment & Supplies — 2.3%
Cantel Medical Corp.	8,780	813,994
STERIS plc	24,525	2,807,377
		3,621,371
Health Care Providers & Services — 2.0%
Quest Diagnostics, Inc.	30,050	3,236,986

Hotels, Restaurants & Leisure — 5.7%
Boyd Gaming Corp.	76,790	2,868,106
Jack in the Box, Inc.	28,630	2,411,791
Scientific Games Corp.(a)	32,020	1,538,561
Vail Resorts, Inc.	9,075	2,512,595
		9,331,053
Insurance — 2.2%
Arthur J. Gallagher & Co.	50,920	3,633,142

Internet Software & Services — 4.3%
Envestnet, Inc.(a)	42,060	2,464,716
Godaddy, Inc., Class A(a)	40,570	2,986,762
New Relic, Inc.(a)	15,530	1,517,281
		6,968,759
IT Services — 7.6%
Black Knight, Inc.(a)	67,730	3,498,254
Gartner, Inc.(a)	17,790	2,409,300
Total System Services, Inc.	45,610	4,175,138
WEX INC(a)	12,680	2,406,918
		12,489,610
Life Sciences Tools & Services — 3.2%
BIO-RAD Laboratories, Inc., Class A(a)	9,050	2,775,183
Mettler-Toledo International, Inc.(a)	4,242	2,513,427
		5,288,610
Machinery — 3.2%
Crane Co.	31,940	2,892,806
Flowserve Corp.	51,540	2,284,768
		5,177,574
Media — 3.2%
Lions Gate Entertainment, Class B	81,200	1,857,044
Madison Square Garden Co., Class A(a)	4,255	1,328,326
Nexstar Media Group, Inc., Class A	27,140	2,020,573
		5,205,943
Oil, Gas & Consumable Fuels — 3.3%
Diamondback Energy, Inc.	23,920	3,156,244
WPX Energy, Inc.(a)	117,000	2,196,090
		5,352,334
Pharmaceuticals — 4.4%
Catalent, Inc.(a)	38,920	1,622,964
Jazz Pharmaceuticals plc(a)	12,664	2,191,885
Nektar Therapeutics(a)	16,980	893,148
The Medicines Co.(a)	63,820	2,535,569
		7,243,566
Professional Services — 4.2%
CoStar Group, Inc.(a)	5,625	2,339,156
Robert Half International, Inc.	32,550	2,465,988
Transunion	27,710	2,006,204
		6,811,348
Road & Rail — 3.3%
J.B. Hunt Transportation Services, Inc.	32,285	3,870,972
Old Dominion Freight Line, Inc.	10,410	1,528,188
		5,399,160
Semiconductors & Semiconductor Equipment — 2.5%
MKS Instruments, Inc.	16,220	1,529,546
On Semiconductor Corp.(a)	111,890	2,467,175
		3,996,721

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Software — 7.2%
Fortinet, Inc.(a)	40,420	2,542,821
Guidewire Software, Inc.(a)	26,700	2,301,540
PTC, Inc.(a)	23,150	2,127,717
RealPage, Inc.(a)	54,400	2,997,439
Splunk, Inc.(a)	18,675	1,794,668
		11,764,185
Specialty Retail — 2.8%
Burlington Stores, Inc.(a)	18,750	2,865,188
Floor & Dacor Holdings, Inc., Class A(a)	34,480	1,646,420
		4,511,608
Technology Hardware, Storage & Peripherals — 1.0%
NCR Corp.(a)	59,330	1,656,494

Thrifts & Mortgage Finance — 1.5%
Essent Group Ltd.(a)	65,320	2,508,288

TOTAL COMMON STOCKS
(COST $130,736,402)		157,836,718

Investment Company — 3.2%
Northern Institutional Government
Select Portfolio, Institutional
Shares, 1.75%(b)	5,232,492	5,232,492
TOTAL INVESTMENT COMPANY
(Cost $5,232,492)		5,232,492

TOTAL INVESTMENTS IN SECURITIES
(Cost $135,968,894) — 100.0%		163,069,210
Other Assets (Liabilities) - 0.0%		58,540
NET ASSETS - 100%		$163,127,750
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one day yield that was in effect on July 31, 2018.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited)

Value ($)
Affiliated Portfolio — 100.6%
HSBC Opportunity Portfolio	10,708,206

TOTAL INVESTMENTS - 100.6%
(COST $8,855,909)	10,708,206
Other Assets (Liabilities) - (0.6)%	(63,592)
NET ASSETS - 100%	$10,644,614

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND (CLASS I)

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited)

Value ($)
Affiliated Portfolio — 100.0%
HSBC Opportunity Portfolio	152,419,544

TOTAL INVESTMENTS - 100.0%
(COST $127,600,221)	152,419,544
Other Assets (Liabilities) – (–)%	(68,715)
NET ASSETS - 100%	$152,350,829

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Government and Government Agency Obligations — 52.0%
Federal Farm Credit Bank — 9.9%
1.02%, 11/02/2018	21,660,000	21,628,614
1.57%, 08/20/2018(a)	50,000,000	49,956,458
1.57%, 09/25/2018(a)	100,000,000	99,757,083
1.57%, 09/26/2018(a)	25,000,000	24,938,167
1.61%, 10/24/2018(a)	43,000,000	42,837,460
1.66%, 10/10/2018(a)	100,000,000	99,673,333
1.71%, 10/31/2018(a)	190,000,000	189,173,922
1.79%, 12/10/2018(a)	60,000,000	59,609,183
1.92% (FCPR DLY - 308
bps), 03/11/2019(b)	150,000,000	149,995,451
1.92% (FEDL01 + 1 bps),
04/24/2019(b)	75,000,000	74,994,513
1.94% (FEDL01 + 3 bps),
04/25/2019(b)	100,000,000	100,000,000
1.96% (FEDL01 + 5 bps),
11/01/2018(b)	50,000,000	49,999,366
2.00% (US0001M - 8 bps),
06/01/2020(b)	73,000,000	72,986,422
		1,035,549,972
Federal Home Loan Bank — 41.8%
0.88%, 10/01/2018	27,000,000	26,947,072
1.71%, 08/10/2018(a)	37,860,000	37,842,064
1.85%, 08/29/2018(a)	124,300,000	124,115,231
1.86%, 08/31/2018(a)	40,000,000	39,936,000
1.87%, 09/05/2018(a)	125,000,000	124,767,274
1.87%, 09/19/2018(a)	75,000,000	74,805,531
1.88%, 09/07/2018(a)	40,019,000	39,939,618
1.88%, 09/14/2018(a)	100,000,000	99,765,944
1.89%, 09/26/2018(a)	139,000,000	138,585,286
1.89%, 09/28/2018(a)	100,000,000	99,691,794
1.92% (US0001M - 15 bps),
10/24/2018(b)	150,000,000	150,000,000
1.92%, 09/27/2018(a)	100,000,000	99,692,042
1.93% (US0001M - 15 bps),
08/15/2018(b)	75,000,000	75,000,000
1.93%, 10/02/2018(a)	100,000,000	99,663,306
1.93%, 10/03/2018(a)	50,000,000	49,828,675
1.93% (US0001M - 15 bps),
10/23/2018(b)	100,000,000	100,000,000
1.94% (US0001M - 14 bps),
10/16/2018(b)	125,000,000	125,000,000
1.94% (US0001M - 13 bps),
06/24/2019(b)	100,000,000	100,000,000
1.95% (US0001M - 13 bps),
03/15/2019(b)	100,000,000	100,000,000
1.95% (US0001M - 13 bps),
09/17/2018(b)	100,000,000	100,000,000
1.95%, 10/04/2018(a)	150,000,000	149,474,667
1.95% (US0001M - 13 bps),
08/21/2018(b)	100,000,000	100,000,000
1.95% (US0001M - 12 bps),
04/12/2019(b)	150,000,000	150,000,000
1.96% (US0001M - 12 bps),
04/26/2019(b)	100,000,000	100,000,000
1.96% (US0001M - 12 bps),
04/26/2019(b)	100,000,000	100,000,000
1.97% (US0001M - 12 bps),
11/21/2018(b)	150,000,000	150,009,693
1.97% (US0001M - 12 bps),
09/20/2019(b)	100,000,000	100,000,000
1.97% (US0001M - 13 bps),
11/09/2018(b)	100,000,000	100,000,000
1.97% (US0001M - $13
bps), 03/01/2019(b)	200,000,000	200,000,000
1.97% (US0001M - 12 bps),
10/10/2018(b)	140,000,000	140,000,000
1.97% (US0001M - 12 bps),
08/01/2018(b)	100,000,000	100,000,000
1.97% (US0001M - 13 bps),
06/07/2019(b)	200,000,000	199,995,874
1.98% (US0001M - 11 bps),
07/19/2019(b)	100,000,000	100,000,000
1.98% (US0001M - 10 bps),
04/18/2019(b)	150,000,000	150,000,000
1.99% (US0001M - 10 bps),
10/23/2019(b)	75,000,000	75,000,000
1.99% (US0001M - 7 bps),
02/25/2019(b)	100,000,000	100,000,000
2.00% (US0001M - 9 bps),
11/21/2019(b)	65,000,000	65,000,000
2.00% (US0001M - 8 bps),
12/21/2018(b)	100,000,000	100,000,000
2.01% (US0003M - 33 bps),
12/21/2018(b)	100,000,000	100,000,000
2.01% (US0001M - 9 bps),
04/05/2019(b)	75,000,000	75,000,000
2.02% (US0001M - 8 bps),
07/09/2019(b)	100,000,000	100,000,000
2.10%, 01/02/2019(a)	48,884,000	48,445,904
		4,308,505,975
Federal Home Loan Mortgage Corp. — 0.3%
1.52%, 09/14/2018(a)	29,459,000	29,403,192

TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost
$5,373,459,139)		5,373,459,139

U.S. Treasury Obligations — 8.5%
U.S. Treasury Bills — 6.5%
1.53%, 10/11/2018(a)	50,000,000	49,847,153
1.92%, 10/04/2018(a)	200,000,000	199,309,866
1.96%, 11/01/2018(a)	50,000,000	49,747,511
2.05%, 11/29/2018(a)	100,000,000	99,316,667
2.08%, 11/23/2018(a)	200,000,000	198,680,766
2.09%, 01/10/2019(a)	75,000,000	74,297,663
		671,199,626
U.S. Treasury Notes — 2.0%
1.00%, 09/15/2018	125,000,000	124,908,777
1.38%, 09/30/2018	50,000,000	49,981,830
2.04% (USBMMY3M + 6
bps), 07/31/2019(b)	35,000,000	35,032,420
		209,923,027
TOTAL U.S. TREASURY OBLIGATIONS (Cost
$881,122,653)		881,122,653

	Shares	Value ($)
Investment Companies — 7.0%
BlackRock Liquidity Funds
FedFund Portfolio,
Institutional Shares,
1.80%(c)	279,924,814	279,924,814

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Shares	Value ($)
Investment Companies, continued
Dreyfus Government Cash
Management, Institutional
Shares, 1.81%(c)	377,181,109	377,181,109
Federated Government
Obligations Fund,
Institutional Shares,
1.76%(c)	61,359,293	61,359,293

TOTAL INVESTMENT COMPANIES
(Cost $718,465,216)		718,465,216

	Principal
	Amount ($)
Repurchase Agreements — 34.6%
BNP Paribas, 1.90%, 8/1/18,
Purchased on 7/31/18, with
maturity value of
$900,047,500, collateralized
by U.S. Treasury
Obligations, 0.00%-8.50%,
8/16/18-8/15/46, fair value
$918,000,088	900,000,000	900,000,000
BNP Paribas, 1.92%, 8/1/18,
Purchased on 7/31/18, with
maturity value of
$100,005,333, collateralized
by various U.S. Government
and Government Agency
Obligations, 0.00%-7.00%,
8/16/18-6/1/48, fair value
$102,000,074	100,000,000	100,000,000
Citigroup Global Markets, 1.93%,
8/1/18, Purchased on
7/31/18, with maturity value
of $100,005,361,
collateralized by various U.S.
Government and
Government Agency
Obligations, 0.00%-6.00%,
12/13/18-6/20/68, fair value
$102,000,000	100,000,000	100,000,000
Credit Agricole CIB NY, 1.90%,
8/1/18, Purchased on
7/31/18, with maturity value
of $700,036,944,
collateralized by U.S.
Treasury Obligations,
2.25%-2.38%, 8/15/24-
11/15/25, fair value
$714,000,090	700,000,000	700,000,000
Deutsche Bank Securities, Inc.,
1.92%, 8/1/18, Purchased on
7/31/18, with maturity value
of $270,014,400,
collateralized by various U.S.
Government and
Government Agency
Obligations, 0.00%-6.25%,
9/14/18-9/15/65, fair value
$275,400,698	270,000,000	270,000,000
Merrill Lynch Pierce Fenner &
Smith, Inc., 1.91%, 8/1/18,
Purchased on 7/31/18, with
maturity value of
$100,005,306, collateralized
by U.S. Treasury
Obligations, 2.63%, 7/31/20,
fair value $102,000,042	100,000,000	100,000,000
Royal Bank of Canada, 1.89%,
8/1/18, Purchased on
7/31/18, with maturity value
of $100,005,250,
collateralized by U.S.
Treasury Obligations,
0.00%-9.00%, 8/15/18-
2/15/48, fair value
$102,000,026	100,000,000	100,000,000
RBS Securities, Inc., 1.91%,
8/1/18, Purchased on
7/31/18, with maturity value
of $400,021,222,
collateralized by U.S.
Treasury Obligations,
0.00%-5.38%, 8/16/18-
2/15/47, fair value
$408,000,040	400,000,000	400,000,000
Societe' Generale, 1.92%, 8/1/18,
Purchased on 7/31/18, with
maturity value of
$600,032,000, collateralized
by various U.S. Government
and Government Agency
Obligations, 0.75%-6.00%,
12/1/20-3/20/64, fair value
$612,000,030	600,000,000	600,000,000
Toronto Dominion Bank NY,
1.90%, 8/1/18, Purchased on
7/31/18, with maturity value
of $300,015,833,
collateralized by U.S.
Treasury Obligations,
1.63%-3.00%, 7/31/20-
5/15/47, fair value
$306,000,014	300,000,000	300,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,570,000,000)		3,570,000,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $10,543,047,008) — 102.1%		10,543,047,008
Other Assets (Liabilities) - (2.1)%		(213,796,970)
NET ASSETS - 100%		$10,329,250,038
____________________
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security. The rate presented represents the rate in effect on July 31, 2018. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(c)	The rate represents the annualized one day yield that was in effect on July 31, 2018.
bps	Basis Points
FCPR DLY	Federal Reserve Bank Prime Rate Loan US
FEDL01	Effective Federal Funds Rate
USBMMY3M	3 Month Treasury Bill Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Obligations — 119.1%
U.S. Treasury Bills — 92.2%
0.90%, 08/02/2018(a)	333,500,000	333,483,326
1.65%, 08/09/2018(a)	150,000,000	149,938,167
1.75%, 08/16/2018(a)	50,000,000	49,961,250
1.80%, 08/30/2018(a)	530,000,000	529,207,472
1.85%, 09/06/2018(a)	214,000,000	213,593,385
1.86%, 09/13/2018(a)	100,000,000	99,773,056
1.86%, 09/27/2018(a)	95,000,000	94,715,938
1.92%, 10/04/2018(a)	125,000,000	124,568,912
		1,595,241,506
U.S. Treasury Notes — 26.9%
1.00%, 09/15/2018	75,000,000	74,941,988
2.02% (USBMMY3M + 4 bps),
07/31/2020(b)	50,000,000	50,000,000
2.03% (USBMMY3M + 5 bps),
10/31/2019(b)	24,000,000	24,015,849
2.04% (USBMMY3M + 6 bps),
07/31/2019(b)	145,000,000	145,077,161
2.05% (USBMMY3M + 7 bps),
04/30/2019(b)	50,000,000	50,048,572
2.12% (USBMMY3M + 14 bps),
01/31/2019(b)	100,000,000	100,091,713
2.15% (USBMMY3M + 17 bps),
10/31/2018(b)	20,000,000	20,011,229
		464,186,512
TOTAL U.S. TREASURY OBLIGATIONS (Cost
$2,059,428,018)		2,059,428,018

TOTAL INVESTMENTS IN SECURITIES
(Cost $2,059,428,018) — 119.1%		2,059,428,018
Other Assets (Liabilities) - (19.1)%		(330,062,012)
NET ASSETS - 100%		$1,729,366,006
____________________
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security. The rate presented represents the rate in effect on July 31, 2018. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
bps	Basis Points
USBMMY3M	3 Month Treasury Bill Rate

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 46.2%
Argentina — 0.2%
Republic of Argentina, 21.20%,
9/19/18	2,825,000	108,424

Brazil — 5.1%
Nota do Tesouro Nacional, Series
NTNF, 10.00%, 1/1/21	5,950,000	1,634,480
Nota do Tesouro Nacional, Series
NTNB, 6.00%, 8/15/22	680,000	600,011
Nota do Tesouro Nacional, Series
NTNF, 0.56%, 1/1/27	200,000	50,829
Nota Do Tesouro Nacional,
10.00%, 1/1/23	1,400,000	373,143
		2,658,463
Chile — 1.2%
Bonos de la Tesoreria de la
Republica en pesos, 4.50%,
3/1/21	150,000,000	244,166
Bonos de la Tesoreria de la
Republica en pesos, 4.50%,
3/1/26	70,000,000	111,935
Republic of Chile, 5.50%, 8/5/20	182,000,000	295,352
		651,453
Colombia — 3.6%
Colombian Tesoreria, Series B,
5.00%, 11/21/18	1,199,700,000	416,050
Titulos de Tesoreria Bond, Series
B, 7.00%, 9/11/19	1,307,000,000	462,893
Titulos de Tesoreria Bond, Series
B, 10.00%, 7/24/24	1,833,400,000	750,360
Titulos de Tesoreria Bond, Series
B, 6.00%, 4/28/28	860,000,000	280,188
		1,909,491
Czech Republic — 0.8%
Republic of Czech, Series 52,
4.70%, 9/12/22	5,000,000	258,005
Republic of Czech, Series 58,
5.70%, 5/25/24	3,100,000	173,709
		431,714
Hungary — 2.2%
Hungary Government Bond,
2.50%, 10/27/21	75,000,000	281,349
Hungary Government Bond,
Series 22/B, 1.75%,
10/26/22	110,000,000	395,718
Hungary Government Bond,
6.00%, 11/24/23	44,000,000	190,284
Hungary Government Bond,
Series 25/B, 5.50%, 6/24/25	73,000,000	313,007
		1,180,358
Indonesia — 5.6%
Indonesia Government, Series
FR53, 8.25%, 7/15/21	1,161,000,000	82,594
Indonesia Government, Series
FR70, 8.38%, 3/15/24	10,272,000,000	729,450
Indonesia Government, Series
FR40, 11.00%, 9/15/25	2,000,000,000	162,058
Indonesia Government, Series
FR56, 8.38%, 9/15/26	18,323,000,000	1,309,003
Indonesia Government, 7.00%,
5/15/27	1,710,000,000	112,339
Indonesia Government, 6.13%,
5/15/28	6,826,000,000	420,262
Indonesia Government, 8.75%,
5/15/31	1,300,000,000	94,065
		2,909,771
Malaysia — 3.9%
Malaysian Government, Series
515, 3.76%, 3/15/19	735,000	181,357
Malaysian Government, Series
902, 4.38%, 11/29/19	1,950,000	485,883
Malaysian Government, Series
315, 3.66%, 10/15/20	950,000	234,678
Malaysian Government, Series
416, 3.62%, 11/30/21	2,000,000	492,690
Malaysian Government, Series
114, 4.18%, 7/15/24	500,000	124,489
Malaysian Government, Series
115, 3.96%, 9/15/25	1,000,000	244,380
Malaysian Government, Series
316, 3.90%, 11/30/26	200,000	48,294
Malaysian Government, 3.90%,
11/16/27	1,100,000	265,755
		2,077,526
Mexico — 4.8%
Mexican Bonos Desarrollo,
8.00%, 6/11/20	9,530,000	512,746
Mexican Bonos Desarrollo, Series
M, 6.50%, 6/10/21	3,760,000	194,873
Mexican Bonos Desarrollo,
6.50%, 6/9/22	3,700,000	189,913
Mexican Bonos Desarrollo, Series
M20, 10.00%, 12/5/24	7,000,000	417,948
Mexican Bonos Desarrollo, Series
M, 5.75%, 3/5/26	1,320,000	62,699
Mexican Bonos Desarrollo, Series
M20, 7.50%, 6/3/27	10,100,000	532,835
Mexican Bonos Desarrollo, Series
M30, 10.00%, 11/20/36	9,600,000	621,948
		2,532,962
Peru — 1.2%
Republic of Peru, Registered,
8.20%, 8/12/26	550,000	201,494
Republic of Peru, Registered,
6.35%, 8/12/28	1,300,000	424,521
		626,015
Philippines — 0.3%
Republic of Philippines, 3.90%,
11/26/22	10,000,000	178,531

Poland — 2.7%
Poland Government Bond, Series
0719, 3.25%, 7/25/19	808,000	225,164
Poland Government Bond, Series
1020, 5.25%, 10/25/20	250,000	73,698
Poland Government Bond, Series
1021, 5.75%, 10/25/21	475,000	145,570
Poland Government Bond, Series
0725, 3.25%, 7/25/25	3,450,000	963,691
Poland Government Bond, Series
0726, 2.50%, 7/25/26	40,000	10,506
		1,418,629
Romania — 1.0%
Romania Government Bond,
3.40%, 3/8/22	1,600,000	388,464
Romania Government Bond,
Series 10Y, 4.75%, 2/24/25	210,000	52,914

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount †	Value ($)
Foreign Bonds, continued
Romania, continued
Romania Government Bond,
Series 15Y, 5.80%, 7/26/27	300,000	80,548
		521,926
Russian Federation — 4.2%
Russia Government Bond, 6.80%,
12/11/19	5,535,000	88,468
Russia Government Bond, Series
6209, 7.60%, 7/20/22	58,000,000	937,680
Russia Government Bond, Series
6215, 7.00%, 8/16/23	38,100,000	602,015
Russia Government Bond, Series
6207, 8.15%, 2/3/27	37,000,000	614,313
		2,242,476
South Africa — 4.4%
Republic of South Africa, Series
R204, 8.00%, 12/21/18	2,600,000	198,497
Republic of South Africa, Series
2023, 7.75%, 2/28/23	5,240,000	393,597
Republic of South Africa, Series
R186, 10.50%, 12/21/26	3,100,000	261,521
Republic of South Africa, Series
R209, 6.25%, 3/31/36	14,927,000	839,411
Republic of South Africa, Series
2040, 9.00%, 1/31/40	9,000,000	656,415
		2,349,441
Thailand — 2.2%
Thailand Government Bond,
1.88%, 6/17/22	2,300,000	68,623
Thailand Government Bond,
3.85%, 12/12/25	20,686,000	677,649
Thailand Government Bond,
2.13%, 12/17/26	720,000	20,832
Thailand Government Bond,
4.88%, 6/22/29	10,500,000	374,030
		1,141,134
Turkey — 2.8%
Turkey Government Bond,
10.70%, 2/17/21	1,690,000	280,574
Turkey Government Bond, 9.50%,
1/12/22	1,490,000	226,189
Turkey Government Bond, 8.80%,
9/27/23	2,400,000	326,557
Turkey Government Bond, 8.00%,
3/12/25	5,240,000	659,775
		1,493,095
TOTAL FOREIGN BONDS
(COST $26,480,432)		24,431,409

	Principal
	Amount ($)
Yankee Dollars — 48.4%
Angola — 0.4%
Republic of Angola, 8.25%, 5/9/28 (a)	200,000	207,240

Argentina — 2.8%
Provincia de Buenos
Aires/Argentina, Registered,
9.13%, 3/16/24	150,000	146,252
Republic of Argentina, 4.63%,
1/11/23	65,000	58,305
Republic of Argentina, 6.88%,
1/26/27	250,000	227,127
Republic of Argentina, 5.88%,
1/11/28	930,000	779,348
Republic of Argentina, 7.63%,
4/22/46	150,000	126,977
Republic of Argentina, 7.13%,
6/28/17	90,000	71,325
YPF SA, 7.00%, 12/15/47,
Callable 6/15/47 @ 100
(a)(b)	92,000	73,773
		1,483,107
Bahamas — 0.4%
Bahamas Government
International Bond, 6.00%,
11/21/28, Callable 8/21/28
@ 100 (a)(b)	200,000	203,000

Brazil — 1.7%
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	200,000	201,320
Federal Republic of Brazil, 7.13%,
1/20/37	206,000	230,411
Federal Republic of Brazil, 5.63%,
1/7/41	220,000	205,590
Petrobras Global Finance BV,
8.38%, 5/23/21	10,000	10,995
Petrobras Global Finance BV,
7.38%, 1/17/27	45,000	46,755
Petrobras Global Finance BV,
6.85%, 6/5/15	50,000	45,000
Rede D'or Finance Sarl, 4.95%,
1/17/28, Callable 10/17/27
@ 100 (a)(b)	200,000	183,000
		923,071
Chile — 1.1%
Banco Santander Chile, 2.50%,
12/15/20, Callable 11/15/20
@ 100 (a)(b)	150,000	146,574
Empresa Nacional del Petroleo,
4.50%, 9/14/47, Callable
3/14/47 @ 100 (a)(b)	200,000	183,240
Enel Chile SA, 4.88%, 6/12/28	110,000	112,423
Republic of Chile, 3.63%,
10/30/42	150,000	139,868
		582,105
China — 0.7%
Sinopec Capital (2013), Ltd.,
3.13%, 4/24/23 (a)	200,000	192,274
State Grid Overseas Investment
2016, Ltd., 3.50%, 5/4/27 (a)	200,000	190,950
		383,224
Colombia — 1.5%
Banco de Bogota SA, 4.38%,
8/3/27 (a)	200,000	194,000
Bancolombia SA, 5.13%, 9/11/22	216,000	223,560
Colombia Government
International Bond, 3.88%,
4/25/27, Callable 1/25/27 @
100 (b)	276,000	269,100
Republic of Colombia, 7.38%,
9/18/37	100,000	126,000
		812,660
Costa Rica — 0.7%
Costa Rica Government,
Registered, 4.38%, 4/30/25	200,000	189,536

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Costa Rica, continued
Costa Rica Government,
Registered, 5.63%, 4/30/43	200,000	179,244
		368,780
Cote D'Ivoire — 0.2%
Ivory Coast Government Bond,
Registered, 5.75%,
12/31/32, Callable 12/31/18
@ 100 (b)(c)	115,625	110,283

Dominican Republic — 1.5%
Dominican Republic, 5.95%,
1/25/27 (a)	100,000	101,250
Dominican Republic, 6.50%,
2/15/48 (a)	150,000	147,375
Dominican Republic, Registered,
7.50%, 5/6/21	300,000	316,800
Dominican Republic, Registered,
5.95%, 1/25/27	250,000	253,438
		818,863
Ecuador — 0.9%
Republic of Ecuador, Registered,
7.95%, 6/20/24	300,000	288,750
Republic of Ecuador, Registered,
7.88%, 1/23/28 (a)	200,000	183,000
		471,750
Egypt — 1.9%
Arab Republic of Egypt,
Registered, 5.88%, 6/11/25	200,000	194,052
Arab Republic of Egypt,
Registered, 6.59%, 2/21/28 (a)	200,000	195,903
Arab Republic of Egypt,
Registered, 6.59%, 2/21/28	400,000	391,805
Arab Republic of Egypt,
Registered, 7.90%, 2/21/48 (a)	200,000	198,493
		980,253
El Salvador — 0.8%
Republic of El Salvador,
Registered, 7.75%, 1/24/23	60,000	63,405
Republic of El Salvador,
Registered, 5.88%, 1/30/25	251,000	239,813
Republic of El Salvador,
Registered, 6.38%, 1/18/27	150,000	144,750
		447,968
Ghana — 0.4%
Republic of Ghana, Registered,
7.88%, 8/7/23	200,000	215,810

India — 0.3%
Export-Import Bank of India,
Registered, 3.38%, 8/5/26	200,000	184,084

Indonesia — 3.7%
Indonesia Government Bond,
Registered, 5.13%, 1/15/45	200,000	204,808
Pertamina Persero PT,
Registered, 5.63%, 5/20/43	200,000	198,875
Perusahaan Listrik Negara PT,
4.13%, 5/15/27 (a)	450,000	428,369
Perusahaan Listrik Negara PT,
5.45%, 5/21/28 (a)	200,000	207,946
Republic of Indonesia,
Registered, 5.38%, 10/17/23	270,000	285,890
Republic of Indonesia,
Registered, 8.50%, 10/12/35	100,000	139,179
Republic of Indonesia,
Registered, 6.63%, 2/17/37	100,000	119,124
Republic of Indonesia,
Registered, 7.75%, 1/17/38	100,000	133,417
Republic of Indonesia,
Registered, 6.75%, 1/15/44	200,000	245,537
		1,963,145
Iraq — 0.4%
Republic of Iraq, Registered,
5.80%, 1/15/28, Callable
9/20/18 @ 100 (b)	250,000	235,554

Jamaica — 0.6%
Government of Jamaica, 6.75%,
4/28/28	200,000	220,170
Jamaica Government Bond,
8.00%, 3/15/39	100,000	116,686
		336,856
Kazakhstan — 1.4%
Kazmunaygas National Co.,
5.75%, 4/19/47 (a)	200,000	196,400
Kazmunaygas National Co.,
Registered, 5.75%, 4/19/47	530,000	520,460
		716,860
Kenya — 0.4%
Republic of Kenya, 7.25%,
2/28/28 (a)	200,000	202,250

Lebanon — 0.0%
Republic of Lebanon, Series G,
6.38%, 3/9/20	22,000	21,391

Luxembourg — 0.4%
MHP Lux SA, 6.95%, 4/3/26 (a)	200,000	192,738

Mexico — 5.4%
Banco Mercantil del Norte SA,
5.75% (H15T5Y + 445 bps),
10/4/31, Callable 10/4/26 @
100 (b)(d)	200,000	194,500
Comision Federal de Electricidad,
Registered, 4.75%, 2/23/27	200,000	198,250
Nemak Sab de CV, 4.75%,
1/23/25, Callable 1/23/21 @
103.56 (a)(b)	200,000	193,500
Petroleos Mexicanos, 6.38%,
2/4/21	221,000	231,498
Petroleos Mexicanos, 3.50%,
1/30/23	100,000	95,022
Petroleos Mexicanos, 4.50%,
1/23/26	191,000	177,918
Petroleos Mexicanos, 6.50%,
3/13/27	399,000	405,384
Petroleos Mexicanos, 5.35%,
2/12/28 (a)	172,000	160,700
Petroleos Mexicanos, 6.63%,
6/15/35	220,000	212,850
Petroleos Mexicanos, 5.50%,
6/27/44	100,000	82,830
Petroleos Mexicanos, 6.75%,
9/21/47	66,000	60,885

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Mexico, continued
Petroleos Mexicanos, 6.35%,
2/12/48 (a)	36,000	32,040
Petroleos Mexicanos, Registered,
5.35%, 2/12/28	150,000	140,145
United Mexican States, 6.05%,
1/11/40	80,000	87,920
United Mexican States, Series M,
4.75%, 3/8/44, MTN	230,000	215,625
United Mexican States, 4.60%,
1/23/46	400,000	367,000
		2,856,067
Mongolia — 0.4%
Mongolia Government
International Bond, 5.13%,
12/5/22	200,000	193,506

Morocco — 0.4%
OCP SA, 4.50%, 10/22/25	200,000	195,798

Nigeria — 0.8%
Republic of Nigeria, 6.38%,
7/12/23	200,000	204,941
Republic of Nigeria, 7.70%,
2/23/38 (a)	200,000	197,872
		402,813
Oman — 1.3%
Oman Government International
Bond, 4.13%, 1/17/23 (a)	290,000	281,408
Oman Government International
Bond, 5.63%, 1/17/28 (a)	200,000	195,248
Oztel Holdings SPC, Ltd., 5.63%,
10/24/23 (a)	200,000	200,950
		677,606
Pakistan — 0.4%
Pakistan Government
International Bond, 6.88%,
12/5/27 (a)	200,000	191,034

Panama — 0.5%
Republic of Panama, 6.70%,
1/26/36	41,000	50,840
Republic of Panama, 4.50%,
4/16/50, Callable 10/16/49
@ 100 (b)	200,000	197,000
		247,840
Peru — 0.6%
BBVA Banco Continental,
Registered, 5.00%, 8/26/22	10,000	10,363
Peru LNG Srl, 5.38%, 3/22/30 (a)	200,000	203,740
Republic of Peru, 6.55%, 3/14/37	75,000	95,250
Southern Copper Corp., 5.25%,
11/8/42	25,000	25,343
		334,696
Philippines — 0.5%
Republic of Philippines, 7.75%,
1/14/31	120,000	160,584
Republic of Philippines, 6.38%,
10/23/34	100,000	124,892
		285,476
Romania — 1.1%
Romania Government Bond,
6.13%, 1/22/44 (a)	50,000	57,723
Romania Government Bond,
6.13%, 1/22/44	48,000	55,414
Romania Government Bond,
5.13%, 6/15/48 (a)	160,000	160,883
Romania Government Bond,
Registered, 4.88%, 1/22/24	40,000	41,598
Romania Government Bond,
Registered, 6.13%, 1/22/44	220,000	253,981
		569,599
Russian Federation — 2.5%
Gazprom OAO, Registered,
6.51%, 3/7/22	100,000	106,250
Gazprom OAO, Registered,
7.29%, 8/16/37	230,000	263,350
Lukoil International Finance BV,
Registered, 4.75%, 11/2/26	200,000	198,850
MMC Norilsk Nickel OJSC Via
MMC Finance DAC,
Registered, 4.10%, 4/11/23	200,000	190,979
Phosagro OAO Via Phosagro
Bond Funding DAC, 3.95%,
4/24/23 (a)	200,000	189,589
Russian Federation, Registered,
4.25%, 6/23/27	200,000	194,931
Sberbank of Russia Via SB
Capital SA, Registered,
5.13%, 10/29/22	200,000	200,676
		1,344,625
Senegal — 0.8%
Republic of Senegal, 8.75%,
5/13/21	200,000	218,960
Republic of Senegal, 6.75%,
3/13/48 (a)	200,000	181,020
		399,980
Singapore — 0.3%
Puma International Financing SA,
5.00%, 1/24/26, Callable
1/24/21 @ 102.5 (a)(b)	200,000	180,573

South Africa — 1.5%
Republic of South Africa, 4.67%,
1/17/24	200,000	199,543
Republic of South Africa, 4.88%,
4/14/26	600,000	588,566
		788,109
Sri Lanka — 1.8%
Republic of Sri Lanka, 6.75%,
4/18/28 (a)	200,000	197,805
Republic of Sri Lanka,
Registered, 6.00%, 1/14/19	200,000	201,049
Republic of Sri Lanka,
Registered, 6.25%, 10/4/20	130,000	132,617
Republic of Sri Lanka,
Registered, 5.88%, 7/25/22	200,000	200,092
Republic of Sri Lanka,
Registered, 6.13%, 6/3/25	200,000	194,159
		925,722
Turkey — 5.7%
Export Credit Bank of Turkey,
6.13%, 5/3/24 (a)	200,000	179,900
Republic of Turkey, 7.00%, 6/5/20	200,000	203,200
Republic of Turkey, 5.63%,
3/30/21	300,000	295,554
Republic of Turkey, 6.25%,
9/26/22	375,000	370,676

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Turkey, continued
Republic of Turkey, 5.75%,
3/22/24	802,000	758,339
Republic of Turkey, 4.88%,
10/9/26	530,000	454,960
Republic of Turkey, 5.13%,
2/17/28	200,000	171,570
Republic of Turkey, 8.00%,
2/14/34	96,000	98,967
Republic of Turkey, 6.00%,
1/14/41	200,000	164,808
Republic of Turkey, 6.63%,
2/17/45	200,000	173,954
Republic of Turkey, 5.75%,
5/11/47	200,000	155,984
		3,027,912
Ukraine — 0.8%
Ukraine Government, 7.75%,
9/1/27	140,000	134,019
Ukraine Government, 7.38%,
9/25/32 (a)	290,000	263,110
		397,129
Uruguay — 0.2%
Republic of Uruguay, 4.98%,
4/20/55	50,000	49,550
Republic of Uruguay, PIK, 7.88%,
1/15/33	20,000	26,936
Republica Oriental del Uruguay,
4.50%, 8/14/24	10,000	10,322
Republica Oriental del Uruguay,
5.10%, 6/18/50	10,000	10,111
		96,919
Venezuela — 0.7%
Bolivarian Republic of Venezuela,
9.25%, 5/7/28 (e)	176,000	46,411
Petroleos de Venezuela SA,
Registered, 5.12%, 10/27/20	300,000	267,900
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24 (e)	155,771	33,880
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26 (e)	32,000	6,960
		355,151
Zambia — 0.5%
Republic of Zambia, Registered,
5.38%, 9/20/22	330,000	276,243

TOTAL YANKEE DOLLARS
(COST $26,651,461)		25,607,790

	Shares
Investment Companies — 0.8%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 1.72%(f)	408,469	408,469
TOTAL INVESTMENT COMPANIES
(COST $408,469)		408,469

TOTAL INVESTMENTS IN SECURITIES
(COST $53,540,362) — 95.4%		50,447,668
Other Assets (Liabilities) - 4.6%		2,435,292
NET ASSETS - 100%		$52,882,960
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at July 31, 2018.
(d)

Floating or variable rate security. The rate presented represents the rate in effect on July 31, 2018. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(e)	Defaulted security.
(f)	The rate represents the annualized one day yield that was in effect on July 31, 2018.
bps	Basis Points
H15T5Y	5 Year Treasury Constant Maturity Rate
MTN	Medium Term Note
PIK	Payment-in-Kind

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2018:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	69.8
Oil, Gas & Consumable Fuels	5.0
Banks	3.9
Independent Power & Renewable
Electricity Producers	2.9
Sovereign Bond	2.6
Health Care Providers & Services	2.1
Electric Utilities	1.5
Multi-Utilities	1.5
Chemicals	1.2
Construction & Engineering	1.0
Investment Companies	0.8
Equity Real Estate Investment Trusts	0.4
Metals & Mining	0.4
Media	0.4
Auto Components	0.4
Capital Markets	0.4
Health Care Equipment & Supplies	0.4
Machinery	0.4
Commercial Services & Supplies	0.3
Total	95.4

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited)

Futures Contracts Purchased

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)
5-Year US Treasury Note Futures	21	9/28/18	$2,375,625	($2,297)
			$2,375,625	($2,297)

Futures Contracts Sold

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)
10-Year US Treasury Note Futures	16	9/19/18	$1,910,750	($3,250)
			$1,910,750	($3,250)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(5,547)
	Total net unrealized appreciation/(depreciation)				$(5,547)

Credit Default Swap Agreements - Buy Protection(a)

			Implied					Upfront
			Credit					Premiums	Unrealized
			Spread at			Notional		Paid/	Appreciation/
	Pay Fixed	Payment	July 31, 2018		Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	Rate (%)	Frequency	(%)(b)	Counterparty	Date	($)(c)	Value ($)	($)	($)
				Barclays Bank
Republic of Colombia	1.00	Quarterly	0.72	PLC	12/20/21	110,000	(1,061)	3,534	(4,595)
Republic of Panama	1.00	Quarterly	0.25	JP Morgan Chase	12/20/20	250,000	(4,633)	7,223	(11,856)
				Barclays Bank
Republic of Turkey	1.00	Quarterly	2.92	PLC	12/20/21	180,000	10,391	13,194	(2,803)
United Mexican States	1.00	Quarterly	0.79	Credit Suisse	12/20/21	210,000	(1,524)	5,656	(7,180)
							3,173	29,607	(26,434)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

Credit Default Swap Agreements - Sell Protection(a)

			Implied					Upfront
			Credit					Premiums	Unrealized
	Receive		Spread at			Notional		Paid/	Appreciation/
	Fixed Rate	Payment	July 31, 2018		Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	(%)(b)	Counterparty	Date	($)(c)	Value ($)	($)	($)
CDX Emerging Markets
Index, Series 25*	1.00	Quarterly	1.01	Credit Suisse	6/20/21	1,510,500**	11	(93,198)	93,209
CDX Emerging Markets				Barclays Bank
Index, Series 26*	1.00	Quarterly	1.25	PLC	12/20/21	485,000**	(3,888)	(37,267)	33,379
				Barclays Bank
Republic of Colombia	1.00	Quarterly	0.60	PLC	6/20/21	100,000	1,178	(4,440)	5,618
				Barclays Bank
Republic of Indonesia	1.00	Quarterly	0.64	PLC	6/20/21	100,000	1,030	(2,534)	3,564
				Barclays Bank
Republic of Panama	1.00	Quarterly	0.25	PLC	12/20/20	125,000	2,316	(4,644)	6,960
Republic of Peru	1.00	Quarterly	0.31	Credit Suisse	9/20/20	125,000	1,893	(2,370)	4,263
Republic of Peru	1.00	Quarterly	0.40	Bank of America	6/20/21	40,000	704	(906)	1,610
							3,244	(145,359)	148,603

					Total swap agreements at value (assets)				$17,523
					Total swap agreements at value (liabilities)				(11,106)
					Net swap agreements at value				$6,417

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)

			Implied				Upfront
			Credit				Premiums	Unrealized
	Receive		Spread at		Notional		Paid/	Appreciation/
	Fixed Rate	Payment	July 31,	Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	2018 (%)(b)	Date	($)(c)	Value ($)	($)	($)
Republic of Argentina	5.00	Daily	4.01	12/20/22	760,000	28,287	80,192	(51,905)
						28,287	80,192	(51,905)
____________________
(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

*	As of July 31, 2018, the CDX Emerging Market Index, Series 25 and Series 26 included securities which had defaulted and represented 5% and 3%, respectively, of the Index.
**	Reflects the notional amount after the default of securities.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

Forward Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
U.S. Dollar	535,000	European Euro	447,244	JP Morgan Chase	8/15/18	11,463
U.S. Dollar	524,719	European Euro	449,097	JP Morgan Chase	8/15/18	(987)
U.S. Dollar	1,964,683	Hungarian Forint	546,290,980	Goldman Sachs	8/10/18	(30,603)
U.S. Dollar	98,637	Hungarian Forint	25,680,342	Goldman Sachs	8/10/18	4,842
U.S. Dollar	1,277,791	Hungarian Forint	352,580,856	Bank of America	11/16/18	(18,829)
U.S. Dollar	782,670	Mexican Peso	15,129,069	Goldman Sachs	9/19/18	(22,451)
U.S. Dollar	1,978,293	Polish Zloty	7,308,843	Goldman Sachs	8/10/18	(22,654)
U.S. Dollar	447,038	Polish Zloty	1,616,658	JP Morgan Chase	8/10/18	4,444
U.S. Dollar	250,647	Romanian Leu	994,067	Goldman Sachs	8/6/18	(798)
U.S. Dollar	837,756	South African Rand	10,495,827	Bank of America	8/6/18	40,868
U.S. Dollar	156,943	South African Rand	2,125,395	Goldman Sachs	8/6/18	(4,426)
U.S. Dollar	354,580	South African Rand	4,802,148	Goldman Sachs	11/6/18	(5,713)
U.S. Dollar	524,874	Thai Baht	17,499,148	Credit Suisse	9/27/18	(2,022)
U.S. Dollar	519,945	Thai Baht	16,844,766	JP Morgan Chase	9/27/18	12,752
						(34,114)

Forward Currency Exchange Contracts - Long Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
Romanian Leu	994,067	U.S. Dollar	258,589	Credit Suisse	8/6/18	(7,144)
Romanian Leu	994,067	U.S. Dollar	249,678	Goldman Sachs	11/6/18	879
Czech Koruna	23,242,627	U.S. Dollar	1,051,365	Credit Suisse	10/5/18	15,542
Czech Koruna	3,455,786	U.S. Dollar	159,000	Goldman Sachs	10/5/18	(369)
Czech Koruna	12,457,843	U.S. Dollar	566,652	JP Morgan Chase	10/5/18	5,201
European Euro	444,120	U.S. Dollar	526,000	Goldman Sachs	8/15/18	(6,120)
Hungarian Forint	700,000	U.S. Dollar	2,687	Bank of America	8/10/18	(130)
Hungarian Forint	352,580,857	U.S. Dollar	1,270,333	Bank of America	8/10/18	17,442
Hungarian Forint	71,385,907	U.S. Dollar	260,880	Goldman Sachs	8/10/18	(148)
Hungarian Forint	147,304,560	U.S. Dollar	520,000	Standard Chartered Bank	8/10/18	18,019
Hungarian Forint	70,570,963	U.S. Dollar	260,000	Goldman Sachs	11/16/18	(474)
Mexican Peso	19,002,281	U.S. Dollar	927,987	Goldman Sachs	9/19/18	83,254
Mexican Peso	2,100,000	U.S. Dollar	103,667	Standard Chartered Bank	9/19/18	8,089
Polish Zloty	5,074,625	U.S. Dollar	1,419,114	Goldman Sachs	8/10/18	(29,831)
Polish Zloty	1,913,389	U.S. Dollar	521,761	Goldman Sachs	8/10/18	2,069
Polish Zloty	1,937,487	U.S. Dollar	525,937	JP Morgan Chase	8/10/18	4,490
Polish Zloty	5,384,938	U.S. Dollar	1,465,152	Goldman Sachs	11/16/18	11,896
South African Rand	12,621,221	U.S. Dollar	944,974	Goldman Sachs	8/6/18	13,283
Thai Baht	17,436,300	U.S. Dollar	525,000	Goldman Sachs	9/27/18	4
Thai Baht	46,870,313	U.S. Dollar	1,470,764	Standard Chartered Bank	9/27/18	(59,506)
Turkish Lira	1,660,974	U.S. Dollar	337,425	Bank of America	10/25/18	(12,543)
Turkish Lira	3,020,850	U.S. Dollar	601,824	Goldman Sachs	10/25/18	(10,955)
						52,948

			Total unrealized appreciation			$254,537
			Total unrealized depreciation			(235,703)
			Total net unrealized appreciation/(depreciation)			$18,834

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks — 90.4%
Argentina — 10.2%
Banco Macro SA, ADR	10,921	746,014
BBVA Banco Frances SA, ADR	37,140	506,218
Central Puerto SA, ADR	44,935	512,259
Grupo Financiero Galicia SA, ADR	5,349	190,585
YPF Sociedad Anonima, ADR(a)	16,984	281,934
		2,237,010
Bangladesh — 0.9%
Square Pharmaceuticals, Ltd.	61,915	197,856

Cambodia — 3.0%
NagaCorp, Ltd.	580,000	651,768

Colombia — 3.7%
Banco Davivienda SA	54,448	673,035
CEMEX Latam Holdings SA(a)	50,574	127,832
		800,867
Croatia — 0.0%
Ledo d.d.(a)(b)	311	9,534

Egypt — 14.1%
Centamin PLC	420,460	656,607
Cleopatra Hospital(a)	351,838	73,053
Commercial International Bank,
Registered, GDR	87,174	398,821
Credit Agricole Egypt	93,194	228,749
Juhayna Food Industries	969,479	602,252
MM Group for Industry & International
Trade SAE(a)	381,169	271,011
Oriental Weavers	253,284	170,846
Talaat Moustafa Group	1,082,722	670,777
		3,072,116
Georgia — 2.7%
TBC Bank Group PLC	26,058	601,165

Kazakhstan — 4.2%
Halyk Savings Bank of Kazakhstan JSC, Registered, GDR	54,958	640,261
KAZ Minerals PLC(a)	25,599	284,336
		924,597
Kenya — 2.8%
Safaricom, Ltd.	2,178,500	608,156

Kuwait — 8.9%
Agility Public Warehousing Co. KSC	352,093	981,853
National Bank of Kuwait SAK	360,050	964,739
		1,946,592
Mauritius — 1.5%
MCB Group, Ltd.	41,700	325,973

Morocco — 2.9%
Attijariwafa Bank	12,541	628,512

Nigeria — 3.1%
Dangote Cement PLC	358,885	232,083
Guaranty Trust Bank PLC	4,001,568	442,898
		674,981
Peru — 2.0%
Credicorp, Ltd.	1,875	428,944

Philippines — 7.1%
International Container Termin	434,900	728,928
Puregold Price Club, Inc.	612,830	522,233
Vista Land & Lifescapes, Inc.	2,766,600	312,610
		1,563,771
Qatar — 1.7%
Gulf International Services QSC(a)	78,274	366,426

Romania — 6.2%
BRD-Groupe Societe Generale	145,592	505,408
SIF 5 Oltenia Craiova	642,148	341,196
Societatea Nationala de Gaze	38,581	298,219
Sphera Franchise Group SA(a)	33,030	213,943
		1,358,766
Sri Lanka — 0.5%
Sampath Bank PLC(a)	59,374	109,780

United Arab Emirates — 11.0%
Abu Dhabi National Oil Co. For Distribution PJSC	323,252	217,391
Aramex PJSC	12,246	14,504
DP World, Ltd.	28,911	664,953
Emaar Development PJSC(a)	169,310	235,102
Emaar Properties PJSC	249,348	358,461
Emirates NBD PJSC	163,465	469,548
Gulf Marine Services PLC(a)	155,172	82,268
NMC Health PLC	7,510	374,110
		2,416,337
United Kingdom — 1.4%
Bank of Georgia Group PLC	5,232	125,318
Georgia Capital PLC(a)	13,321	172,783
		298,101
Vietnam — 2.5%
Vietnam Technological & Commercial Joint Stock Bank(a)	324,810	387,874
Vincom Retail JSC(a)	91,171	159,001
		546,875
TOTAL COMMON STOCKS (COST $20,865,050)		19,768,127

Participatory Notes — 3.9%
United Arab Emirates — 2.0%
Aramex PJSC, 3/14/19, (Merrill Lynch
International & Co.)(a)	363,555	430,588

Vietnam — 1.9%
Vietnam Dairy Products JSC, 2/12/19,
(JPMorgan Chase)(a)	58,227	420,695

TOTAL PARTICIPATORY NOTES (COST $852,937)		851,283

	Principal
	Amount ($)
Private Placements — 4.2%
Kuwait — 4.2%
Human Soft Holding Co. KSC	78,118	917,363

TOTAL PRIVATE PLACEMENTS (COST $929,606)		917,363

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Shares	Value ($)
Investment Companies — 2.8%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 1.72%(c)	618,846	618,846
TOTAL INVESTMENT COMPANIES (COST $618,846)		618,846

TOTAL INVESTMENTS IN SECURITIES (COST $23,266,439) — 101.3%		22,155,619
Other Assets (Liabilities) - (1.3)%		(275,239)
NET ASSETS - 100%		$21,880,380
____________________
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of July 31, 2018.
(c)	The rate represents the annualized one day yield that was in effect on July 31, 2018.
ADR	American Depositary Receipt
GDR	Global Depository Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2018:

Percentage of
Industry	Net Assets at Value (%)
Banks	38.3
Real Estate Management & Development	7.9
Air Freight & Logistics	6.5
Transportation Infrastructure	6.4
Oil, Gas & Consumable Fuels	5.0
Metals & Mining	4.3
Private Placements	4.2
Capital Markets	3.3
Hotels, Restaurants & Leisure	3.0
Food Products	2.8
Wireless Telecommunication Services	2.8
Investment Companies	2.8
Food & Staples Retailing	2.4
Health Care Providers & Services	2.0
Equity Real Estate Investment Trusts	1.9
Electrical Equipment	1.7
Construction Materials	1.6
Distributors	1.2
Electric Utilities	1.0
Pharmaceuticals	0.9
Household Durables	0.8
Energy Equipment & Services	0.4
Multi-Utilities	0.1
Total	101.3

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks — 97.2%
China — 14.8%
A-Living Services Co., Ltd.(a)	310,750	572,501
Avichina Industry & Technology	1,902,000	1,168,031
BBI Life Sciences Corp.	1,209,000	448,246
China Bluechemical, Ltd.	608,000	225,420
China Modern Dairy Holdings, Ltd.(a)	5,478,000	914,303
China National Buildings Material Co., Ltd.	1,448,000	1,569,983
China Singyes Solar Technologies
Holdings, Ltd.	1,451,000	460,324
China Xinhua Education Group, Ltd.(a)	3,521,000	1,691,235
China XLX Fertiliser, Ltd.	1,635,000	699,929
Dongyue Group	1,257,000	1,026,574
Honghua Group, Ltd.(a)	8,248,000	641,025
Hope Education Group Co., Ltd.(a)	3,354,000	820,466
Li Ning Co., Ltd.(a)	831,500	905,785
Sinopec Engineering Group Co., Ltd., Class H	627,500	639,588
Ten Pao Group Holdings, Ltd.	484,000	48,716
Tianjin ZhongXin Pharmaceutical
Group Corp., Ltd.	833,800	917,180
Times Property Holdings, Ltd.	653,964	834,869
Yichang Hec Changjiang Pha, Class H	262,000	1,273,481
Zhongsheng Group Holdings, Ltd.	435,500	992,093
		15,849,749
Hong Kong — 18.3%
CGN Meiya Power Holdings Co., Ltd.	2,788,000	454,673
China Traditional Chinese Medicine
Holdings Co., Ltd.	2,096,000	1,543,533
Crystal International Group, Ltd.	71,500	45,822
Dream International, Ltd.	690,000	472,964
Emperor Watch & Jewellery, Ltd.	8,980,000	503,415
EVA Precision Industrial Holdings, Ltd.	7,018,000	768,969
Far East Consortium International, Ltd.	1,494,000	837,529
HKBN, Ltd.	684,500	1,060,483
Jacobson Pharma Corp., Ltd.	6,932,000	1,633,905
Johnson Electric Holdings, Ltd.	145,500	431,005
K Wah International Holdings, Ltd.	983,000	568,599
Kingboard Chemical Holdings, Ltd.	393,000	1,369,452
Kingmaker Footwear Holdings, Ltd.	892,000	232,978
Kwg Property Holding, Ltd.	1,135,500	1,290,473
Lee & Man Chemical Co., Ltd.	216,000	173,102
Lifestyle China Group, Ltd.(a)	218,000	88,602
Melco International Development, Ltd.	496,000	1,406,074
Orient Overseas International, Ltd.	111,000	1,167,446
Regina Miracle International
Holdings, Ltd.	552,000	436,041
Shangri-La Asia, Ltd.	992,000	1,622,831
Texhong Textile Group, Ltd.	157,000	256,039
Tongda Group Holdings, Ltd.	1,990,000	400,596
Valuetronics Holdings, Ltd.	1,586,520	781,020
Vinda International Holdings, Ltd.	321,000	584,841
Xinyi Glass Holdings, Ltd.	1,158,000	1,363,256
		19,493,648
India — 15.1%
Action Construction Equipment, Ltd.	513,923	1,108,704
Ahluwalia Contracts India, Ltd.(a)	21,753	104,642
Allcargo Logistics, Ltd.	27,106	47,173
Bajaj Auto, Ltd.	23,840	938,600
Cesc, Ltd.	113,300	1,560,477
Escorts, Ltd.	4,478	60,598
Finolex Industries, Ltd.	1,642	13,732
Geojit Financial Services, Ltd.	34,770	42,588
Godawari Power and Ispat, Ltd.(a)	158,350	974,507
Graphite India, Ltd.	17,710	261,828
Gujarat Alkalies & Chemicals, Ltd.	9,308	72,789
Himadri Speciality Chemical, Ltd.	480,416	967,418
Indian Bank	54,564	284,595
Indraprastha Gas, Ltd.	463,023	2,052,142
JK Tyre & Industries, Ltd.	551,700	1,051,029
JM Financial, Ltd.	217,967	375,356
Khadim India, Ltd.(a)	17,161	202,964
Magma Fincorp, Ltd.	312,377	682,328
Minda Industries, Ltd.	39,390	232,446
Navin Fluorine International, Ltd.	32,576	318,350
NIIT, Ltd.(a)	55,082	76,864
PTC India, Ltd.	73,040	88,078
Repco Home Finance, Ltd.	12,987	113,745
Sandhar Technologies, Ltd.(a)	195,203	1,057,278
Simplex Infrastructures, Ltd.	157,600	1,022,745
Sintex Plastics Technology, Ltd.(a)	928,042	559,559
Sobha, Ltd.	130,228	897,240
Star Cement, Ltd.	315,595	525,071
Steel Authority of India, Ltd.(a)	83,206	94,028
Suven Life Sciences, Ltd.	81,203	272,630
Suzlon Energy, Ltd.(a)	437,190	49,724
		16,109,228
Indonesia — 3.6%
Indo Tambangraya Megah PT	524,300	1,035,688
PT ACE Hardware Indonesia Tbk	3,759,700	341,672
PT Adhi Karya Persero Tbk	1,414,100	157,449
PT Matahari Department Store Tbk	338,200	188,280
PT Tunas Baru Lampung Tbk	2,383,400	147,154
PT XL Axiata Tbk(a)	10,553,900	2,013,405
		3,883,648
Japan — 1.1%
Universal Entertainment Corp.(a)	36,000	1,175,313

Korea, Republic Of — 15.3%
Asia Cement Co., Ltd.	5,282	637,523
BNK Financial Group, Inc.	211,083	1,692,816
CJ CheilJedang Corp.	294	88,844
Cuckoo Homesys Co., Ltd.(a)	4,580	900,849
Dentium Co., Ltd.	19,596	1,594,310
Doosan Bobcat, Inc.	4,301	127,857
Fila Korea, Ltd.	21,798	617,789
Hankook Tire Co., Ltd.	29,085	1,154,559
HDC Hyundai Development Co-
Engineering & Construction(a)	17,106	879,388
Hugel, Inc.(a)	223	95,161
Hyundai Mipo Dockyard Co.(a)	22,385	1,871,254
JW Life Science Corp.	33,673	713,500
KIWOOM Securities Co., Ltd.	11,865	985,480
Korea Zinc Co.	2,539	936,377
Kyung Dong Navien Co., Ltd.	13,542	750,652
Lotte Fine Chemical Co., Ltd.	30,402	1,671,634
Mando Corp.	21,748	814,699
Meerecompany, Inc.	1,481	175,972
PS Tec Co., Ltd.	11,871	59,328
TES Co., Ltd.	22,437	496,483
Vieworks Co., Ltd.	2,890	86,041
		16,350,516
Malaysia — 5.0%
Berjaya Auto Berhad	397,100	213,064
Denko Industrial Corp. Berhad(a)	1,449,200	538,590
Gamuda Berhad	874,800	833,245

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Malaysia, continued
Genting Malaysia Berhad	1,379,400	1,717,885
Kerjaya Prospek Group Berhad	512,920	193,150
Pentamaster International, Ltd.(a)	6,756,000	869,376
Scientex Berhad	92,400	179,660
SP Setia Berhad Group	825,900	603,722
Yong Tai Berhad(a)	527,400	175,238
		5,323,930
Philippines — 0.1%
Melco Resorts and Entertainment
Philippines Corp.(a)	695,200	90,206

Singapore — 3.6%
AEM Holdings, Ltd.	1,052,600	769,535
APAC Realty, Ltd.	62,200	30,620
Aslan Pharmaceuticals, Ltd., ADR(a)	164,713	1,301,234
Aslan Pharmaceuticals, Ltd.(a)	145,000	197,053
Ezion Holdings, Ltd.(a)	9,652,000	574,439
HRnetGroup, Ltd.	1,576,900	1,013,804
		3,886,685
Taiwan, Province Of China — 16.5%
Accton Technology Corp.	279,000	929,666
China Airlines, Ltd.(a)	1,731,000	559,263
China General Plastics Corp.	821,332	778,107
Cleanaway Co., Ltd.	266,000	1,611,937
Compeq Manufacturing Co., Ltd.	766,000	760,720
Epistar Corp.	21,000	25,932
Globalwafers Co., Ltd.	66,000	1,114,697
Gourmet Master Co., Ltd.	110,691	996,223
King Yuan Electronics Co., Ltd.	773,000	666,662
Macronix International Co., Ltd.(a)	755,830	1,049,387
Mega Financial Holdings Co., Ltd.	1,573,000	1,400,289
MiTac Holdings Corp.	53,463	59,207
Nanya Technology Corp.	217,000	557,192
PharmaEngine, Inc.	210,196	951,035
Primax Electronics, Ltd.	607,000	1,140,195
Sinbon Electronics Co., Ltd.	564,989	1,638,987
Sunonwealth Electric Machine
Industry Co., Ltd.	714,000	1,030,963
Topco Scientific Co., Ltd.	47,153	129,239
Walsin Technology Corp.	50,000	566,790
WT Microelectronics Co., Ltd.	597,729	881,626
Yageo Corp.	30,703	783,347
		17,631,464
Thailand — 3.8%
Bangkok Dusit Med Service	2,357,700	1,878,505
Erawan Group PCL (The)	6,040,000	1,325,676
KCE Electronics PCL	173,000	214,560
TPI Polene Power PCL	3,662,000	666,118
		4,084,859
TOTAL COMMON STOCKS
(COST $111,078,410)		103,879,246

Warrant — 0.0%
Singapore — 0.0%
Ezion Holdings, Ltd., 4/6/23	432,120	–

TOTAL WARRANT
(COST $–)		–

	Principal
	Amount ($)
U.S. Treasury Obligation — 1.0%
U.S. Treasury Bills — 1.0%
0.90%, 8/2/18(b)	1,060,000	1,059,947

TOTAL U.S. TREASURY OBLIGATION
(COST $1,059,949)		1,059,947

	Shares
Investment Companies — 0.5%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 1.72%(c)	577,375	577,375

TOTAL INVESTMENT COMPANIES
(COST $577,375)		577,375

TOTAL INVESTMENTS IN SECURITIES
(COST $112,715,734) — 98.7%		105,516,568
Other Assets (Liabilities) - 1.3%		1,391,443
NET ASSETS - 100%		$106,908,011
____________________
(a)	Represents non-income producing security.
(b)	Rate presented represents the effective yield at time of purchase.
(c)	The rate represents the annualized one day yield that was in effect on July 31, 2018.
ADR	American Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2018:

Percentage of
Industry	Net Assets at Value (%)
Electronic Equipment, Instruments &
Components	7.0
Hotels, Restaurants & Leisure	6.7
Chemicals	6.3
Machinery	5.6
Banks	5.4
Pharmaceuticals	5.3
Capital Markets	5.2
Real Estate Management & Development	4.7
Semiconductors & Semiconductor
Equipment	4.5
Auto Components	4.3
Construction & Engineering	4.0
Specialty Retail	3.0
Internet Software & Services	2.4
Textiles, Apparel & Luxury Goods	2.3
Commercial Services & Supplies	2.0
Gas Utilities	1.9
Wireless Telecommunication Services	1.9
Health Care Providers & Services	1.8
Health Care Equipment & Supplies	1.6
Electric Utilities	1.5
Construction Materials	1.5
Leisure Products	1.5
Biotechnology	1.4
Technology Hardware, Storage &
Peripherals	1.1
Food Products	1.1
Aerospace & Defense	1.1
Marine	1.1
Diversified Telecommunication Services	1.0
Metals & Mining	1.0
Oil, Gas & Consumable Fuels	1.0
U.S. Treasury Obligation	1.0
Automobiles	0.9
Professional Services	0.9
Communications Equipment	0.9
Electrical Equipment	0.8
Building Products	0.7
Consumer Finance	0.7
Independent Power & Renewable
Electricity Producers	0.7
Airlines	0.5
Equity Real Estate Investment Trusts	0.5
Investment Companies	0.5
Household Products	0.5
Energy Equipment & Services	0.5
Multiline Retail	0.3
IT Services	0.1
Air Freight & Logistics	—
Total	98.7

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited)

	Principal
	Amount †		Value ($)
Foreign Bonds — 14.2%
Belgium — 0.6%
Solvay Finance, 5.12% (EUSA5 + 489
bps), Callable 6/2/21 @ 100
(a)(b)(c)		150,000	191,600

Denmark — 0.2%
DONG Energy A/S, 6.25% (EUSA5 +
475 bps), 6/26/13, Callable
6/26/23 @ 100 (a)(c)	EUR	50,000	68,442

France — 4.6%
Accor SA, 4.13% (EUSA5 + 365 bps),
Callable 6/30/20 @ 100 (a)(b)(c)		100,000	122,912
Arkema SA, 4.75% (EUSA5 + 435
bps), Callable 10/29/20 @ 100
(a)(b)(c)		100,000	125,747
AXA SA, Series E, 3.94% (EUSA10 +
390 bps), Callable 11/7/24 @ 100
(a)(b)(c)		100,000	126,046
Credit Agricole SA, 6.50% (EUSA5 +
512 bps), Callable 6/23/21 @ 100
(a)(b)(c)		200,000	258,066
Crown European Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (a)		100,000	128,027
Electricite de France SA, Series E,
5.38% (EUSA12 + 379 bps),
Callable 1/29/25 @ 100 (a)(b)(c)		100,000	128,330
Europcar Groupe SA, 5.75%, 6/15/22,
Callable 8/16/18 @ 102.88 (a)		100,000	120,177
GDF SUEZ, 4.75% (EUSA8 + 342
bps), Callable 7/10/21 @ 100
(a)(b)(c)		100,000	129,029
Orange SA, 5.00% (EUSA5 + 399
bps), Callable 10/1/26 @ 100
(a)(b)(c)		200,000	261,898
			1,400,232
Germany — 2.5%
Allianz SE, 3.38% (EUAMDB10 + 320
bps), Callable 9/18/24 @ 100
(a)(b)(c)		100,000	126,127
Commerzbank AG, Series E, 4.00%,
3/30/27		100,000	124,684
FMC Finance VIII SA, Registered,
6.50%, 9/15/18		25,000	29,455
HeidelbergCement Finance
Luxembourg SA, Series E,
1.63%, 4/7/26, Callable 1/7/26 @
100 (a)		100,000	117,753
Talanx AG, Series E, 8.37%
(EUR003M + 706 bps), 6/15/42,
Callable 6/15/22 @ 100 (a)(c)		100,000	146,299
Unitymedia GmbH, Registered, 6.25%,
1/15/29, Callable 1/15/21 @
103.13 (a)		112,500	147,989
Volkswagen AG, 5.13% (EUSA10 +
335 bps), Callable 9/4/23 @ 100
(a)(b)(c)		50,000	64,747
			757,054
Ireland — 0.4%
Ardagh Packaging Holdings, Ltd.,
4.13%, 5/15/23, Callable 5/15/19
@ 102.06 (a)(d)		100,000	121,938

Italy — 0.4%
Wind Tre SpA, 3.13%, 1/20/25,
Callable 11/3/20 @ 101.56 (a)(d)		100,000	109,320

Luxembourg — 1.0%
Ineos Group Holdings SA, Registered,
5.38%, 8/1/24, Callable 8/1/19 @
102.69 (a)		100,000	123,057
Kleopatra Holdings 1 SCA, 8.50%,
6/30/23, Callable 7/15/19 @ 102
(a)(d)		100,000	81,312
Telenet Finance VI Luxembourg SCA,
Registered, 4.88%, 7/15/27,
Callable 7/15/21 @ 102.44 (a)		90,000	111,672
			316,041
Netherlands — 2.5%
ABN AMRO Bank NV, 5.75% (EUSA5
+ 545 bps), Callable 9/22/20 @
100 (a)(b)(c)		200,000	250,500
Koninklijke KPN NV, 6.12% (EUSA5 +
520 bps), Callable 9/14/18 @ 100
(a)(b)(c)		100,000	117,738
LGE Holdco VI BV, Registered, 7.13%,
5/15/24, Callable 5/15/19 @
103.56 (a)		100,000	125,104
NN Group NV, 4.62% (EUR003M +
395 bps), 4/8/44, Callable 4/8/24
@ 100 (a)(c)		100,000	129,191
Vonovia Finance BV, 4.00% (EUSA5 +
339 bps), Callable 12/17/21 @
100 (a)(b)(c)		100,000	125,039
			747,572
Spain — 0.4%
Gas Natural Fenosa Finance BV,
4.13% (EUSA8 + 335 bps),
Callable 11/18/22 @ 100 (a)(b)(c)		100,000	123,642

Sweden — 0.4%
Volvo Treasury AB, 4.20% (EUSA5 +
380 bps), 6/10/75, Callable
6/10/20 @ 100 (a)(c)	EUR	100,000	124,227

United Kingdom — 1.2%
Aviva PLC, Series E, 3.38%
(EUR003M + 355 bps), 12/4/45,
Callable 12/4/25 @ 100 (a)(c)	EUR	100,000	120,186
CNH Industrial Finance Europe SA,
Series E, 1.75%, 9/12/25,
Callable 6/12/25 @ 100 (a)		100,000	115,747
Virgin Media Finance PLC, Registered,
4.50%, 1/15/25, Callable 1/15/20
@ 102.25 (a)	EUR	100,000	118,570
			354,503
TOTAL FOREIGN BONDS
(COST $4,201,464)			4,314,571

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars— 23.2%
Argentina — 1.2%
IRSA Propiedades Comerciales SA,
Registered, 8.75%, 3/23/23,
Callable 3/23/20 @ 104.38 (a)	23,000	23,056
Petrobras Argentina SA, Registered,
7.38%, 7/21/23, Callable 7/21/20
@ 103.69 (a)	28,000	27,253
Provincia de Buenos Aires, 6.50%,
2/15/23 (d)	52,000	47,451
Provincia de Buenos Aires,
Registered, 6.50%, 2/15/23	50,000	45,626
Republic of Argentina, 5.63%, 1/26/22	60,000	56,969
Republic of Argentina, 4.63%, 1/11/23	20,000	17,940
Republic of Argentina, 6.88%, 1/26/27	53,000	48,151
Republic of Argentina, 7.13%, 6/28/17 (d)	14,000	11,095
YPF Sociedad Anonima, Registered,
8.50%, 3/23/21	77,000	79,772
		357,313
Bahamas — 0.6%
Commonwealth of Bahamas, 6.95%,
11/20/29	3,000	3,245
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 2/1/20 @ 105.44
(a)(d)	151,000	163,457
		166,702
Bermuda — 0.7%
Viking Cruises, Ltd., 5.88%, 9/15/27, Callable 9/15/22 @ 102.94 (a)(d)	219,000	215,167
VOC Escro, Ltd., 5.00%, 2/15/28,
Callable 2/15/23 @ 102.5 (a)(d)	11,000	10,533
		225,700
Brazil — 3.2%
Banco Bradesco SA, 5.90%, 1/16/21	100,000	103,267
Banco Do Brasil (Cayman),
Registered, 6.00%, 1/22/20	100,000	103,251
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	100,000	102,626
Federal Republic of Brazil, 8.88%,
4/15/24	24,000	29,088
Federal Republic of Brazil, 8.25%,
1/20/34	40,000	48,160
Itau Unibanco Holding SA/KY,
Registered, 5.75%, 1/22/21	100,000	102,500
Petrobras Global Finance BV, 8.38%,
5/23/21	6,000	6,597
Petrobras Global Finance BV, 6.13%,
1/17/22	28,000	29,028
Petrobras Global Finance BV, 4.38%,
5/20/23	25,000	24,088
Petrobras Global Finance BV, 6.25%,
3/17/24	62,000	63,115
Petrobras Global Finance BV, 8.75%,
5/23/26	37,000	41,829
Petrobras Global Finance BV, 7.25%,
3/17/44	46,000	45,195
Petrobras Global Finance BV, 7.38%,
1/17/27	245,000	254,554
Vale SA, 4.38%, 1/11/22	13,000	13,234
		966,532
Canada — 2.7%
GFL Environmental, Inc., 5.38%,
3/1/23, Callable 3/1/20 @ 102.69
(a)(d)	37,000	34,491
Hudbay Minerals, Inc., 7.25%, 1/15/23, Callable 7/15/19 @ 103.63 (a)(d)	2,000	2,058
Hudbay Minerals, Inc., 7.63%, 1/15/25, Callable 1/15/20 @ 105.72 (a)(d)	158,000	163,332
Iamgold Corp., 7.00%, 4/15/25,
Callable 4/15/20 @ 105.25 (a)(d)	89,000	90,869
Mattamy Group Corp., 6.88%,
12/15/23, Callable 12/15/19 @
103.44 (a)(d)	64,000	65,040
Mattamy Group Corp., 6.50%, 10/1/25, Callable 10/1/20 @ 104.88 (a)(d)	50,000	48,750
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22, Callable
12/15/19 @ 104 (a)(d)	110,000	111,650
New Gold, Inc., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78 (a)(d)	68,000	61,880
Northwest Acquisitions ULC, 7.13%,
11/1/22, Callable 11/1/19 @
103.56 (a)(d)	61,000	60,848
Nova Chemicals Corp., 5.25%, 8/1/23, Callable 9/6/18 @ 102.63 (a)(d)	40,000	39,950
Nova Chemicals Corp., 4.88%, 6/1/24,
Callable 3/3/24 @ 100 (a)(d)	100,000	96,595
Nova Chemicals Corp., 5.00%, 5/1/25,
Callable 1/31/25 @ 100 (a)(d)	34,000	32,385
Nova Chemicals Corp., 5.25%, 6/1/27,
Callable 3/3/27 @ 100 (a)(d)	13,000	12,168
		820,016
Chile — 0.0%
Codelco, Inc., 5.63%, 9/21/35 (d)	7,000	7,763

Colombia — 0.4%
Bancolombia SA, 6.13%, 7/26/20	21,000	21,893
Bancolombia SA, 5.13%, 9/11/22	35,000	36,225
Republic of Colombia, 8.13%, 5/21/24	40,000	48,300
		106,418
El Salvador — 0.1%
Republic of El Salvador, Registered,
7.75%, 1/24/23	35,000	36,986

France — 1.0%
Electricite de France SA, Registered,
5.25% (USSW10 + 371 bps),
Callable 1/29/23 @ 100 (a)(b)(c)	100,000	99,125
Numericable-SFR SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69 (a)(d)	200,000	198,625
		297,750
Germany — 0.6%
IHO Verwaltungs (Schaeffler) GmbH,
4.50%, 9/15/23, Callable 9/15/19
@ 102.25 (a)(d)	200,000	192,000

Guatemala — 0.0%
Central American Bottling Corp.,
5.75%, 1/31/27, Callable 1/31/22
@ 102.88 (a)(d)	10,000	10,000

Indonesia — 0.7%
Majapahit Holding BV, Registered,
7.75%, 1/20/20	200,000	211,220

Ireland — 0.9%
Park Aerospace Holdings, 5.25%,
8/15/22 (d)	93,000	93,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Ireland, continued
Park Aerospace Holdings, 5.50%,
2/15/24 (d)	181,000	178,738
		271,738
Israel — 0.1%
Teva Pharmaceuticals NE, 3.15%,
10/1/26	50,000	42,446

Lebanon — 0.0%
Lebanon Government International
Bond, Series G, 7.05%, 11/2/35	18,000	14,470

Luxembourg — 3.0%
Altice Luxembourg SA, 7.75%,
5/15/22, Callable 9/6/18 @
103.88 (a)(d)	200,000	198,999
Camelot Finance SA, 7.88%, 10/15/24,
Callable 10/15/19 @ 103.94
(a)(d)	80,000	79,400
Dana Financing Luxembourg Sarl,
5.75%, 4/15/25, Callable 4/15/20
@ 104.31 (a)(d)	55,000	54,175
Dana Financing Luxembourg Sarl,
6.50%, 6/1/26, Callable 6/1/21 @
103.25 (a)(d)	33,000	33,413
FAGE International SA, 5.63%,
8/15/26, Callable 8/15/21 @
102.81 (a)(d)	200,000	178,999
Intelsat Jackson Holdings SA, 7.25%,
10/15/20, Callable 9/6/18 @
101.21 (a)	78,000	78,293
Telenet Finance Luxembourg Notes
Sarl, 5.50%, 3/1/28, Callable
12/1/22 @ 102.75 (a)(d)	200,000	182,500
Trinseo Materials Operating
SCA/Trinseo Materials Finance,
Inc., 5.38%, 9/1/25, Callable
9/1/20 @ 102.69 (a)(d)	66,000	65,175
		870,954
Mexico — 0.3%
Petroleos Mexicanos, 6.38%, 2/4/21	10,000	10,475
Petroleos Mexicanos, 6.50%, 3/13/27	26,000	26,416
Petroleos Mexicanos, 5.35%, 2/12/28 (d)	23,000	21,489
Petroleos Mexicanos, 6.75%, 9/21/47	10,000	9,225
Petroleos Mexicanos, 6.35%, 2/12/48 (d)	10,000	8,900
		76,505
Nigeria — 0.1%
Nigeria Government International
Bond, 5.63%, 6/27/22	45,000	45,450

Peru — 0.3%
Banco de Credito del Peru,
Registered, 5.38%, 9/16/20	40,000	41,550
BBVA Banco Continental, Registered,
5.00%, 8/26/22	14,000	14,508
Southern Copper Corp., 6.75%,
4/16/40	27,000	32,213
Southern Copper Corp., 5.88%,
4/23/45	5,000	5,475
		93,746
Russian Federation — 1.4%
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	200,000	202,541
LUKOIL International Finance BV,
Registered, 6.66%, 6/7/22	100,000	107,961
VTB Bank OJSC Via VTB Capital SA,
6.55%, 10/13/20	100,000	104,626
		415,128
South Africa — 0.3%
Republic of South Africa, 5.50%,
3/9/20	100,000	102,879

Spain — 0.6%
Banco BIL Vizcaya Arg, 6.12%
(USSW5 + 387 bps), Callable
11/16/27 @ 100 (a)(b)(c)	200,000	184,000

Sri Lanka — 0.3%
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	102,013

Switzerland — 0.7%
UBS Group AG, 7.00% (USSW5 + 487
bps), Callable 2/19/25 @ 100
(a)(b)(c)	200,000	210,874

Turkey — 1.6%
Republic of Turkey, 7.00%, 3/11/19	200,000	202,284
Republic of Turkey, 7.00%, 6/5/20	173,000	175,768
Republic of Turkey, 7.38%, 2/5/25	62,000	63,052
Republic of Turkey, 6.88%, 3/17/36	32,000	29,389
		470,493
United Arab Emirates — 0.6%
Shelf Drilling Holdings Ltd., 8.25%,
2/15/25, Callable 2/15/21 @
106.19 (a)(d)	178,000	180,670

United Kingdom — 1.4%
Royal Bank of Scotland Group PLC,
8.63% (USSW5 + 760 bps),
Callable 8/15/21 @ 100 (a)(b)(c)	200,000	215,820
Virgin Media Finance PLC, 6.00%,
10/15/24, Callable 10/15/19 @
103 (a)(d)	200,000	195,000
		410,820
Venezuela — 0.1%
Bolivarian Republic of Venezuela,
9.25%, 5/7/28 (e)	4,000	1,055
Petroleos de Venezuela SA,
Registered, 9.00%, 11/17/21 (e)	35,000	8,488
Petroleos de Venezuela SA,
Registered, 12.75%, 2/17/22 (e)	9,000	2,363
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24 (e)	70,000	15,224
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26 (e)	63,000	13,702
		40,832
Zambia — 0.3%
First Quantum Minerals, Ltd., 7.00%,
2/15/21, Callable 9/6/18 @ 103.5
(a)(d)	100,000	101,000

TOTAL YANKEE DOLLARS
(COST $7,194,445)		7,032,418

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)		Value ($)
Corporate Bonds — 50.5%
United States — 50.5%
Acadia Healthcare Co., Inc., 6.50%,
3/1/24, Callable 3/1/19 @ 104.88(a)		150,000	152,624
Ally Financial, Inc., 4.13%, 3/30/20		135,000	135,648
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/21/25 @ 100.00(a)		3,000	3,113
Ally Financial, Inc., 7.50%, 9/15/20		87,000	93,416
Ally Financial, Inc., 8.00%, 3/15/20		87,000	92,655
American Axle & Manufacturing, Inc.,
6.25%, 4/1/25, Callable 4/1/20 @
104.69(a)		93,000	90,443
American Axle & Manufacturing, Inc.,
6.25%, 3/15/26, Callable 3/15/21 @
103.13(a)		87,000	83,738
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27, Callable 4/1/22 @
103.25(a)		101,000	98,223
American Express Co., 5.20%
(US0003M + 343 bps), Callable
11/15/19 @ 100.00(a)(b)(c)		65,000	65,894
Andeavor Logistics LP, 6.87%
(US0003M + 465 bps), Callable
2/15/23 @ 100.00(a)(b)(c)		61,000	61,114
Ball Corp., 4.38%, 12/15/23	EUR	100,000	132,084
Bank of America Corp., 6.50%
(US0003M + 417 bps), Callable
10/23/24 @ 100.00(a)(b)(c)		75,000	80,438
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20 @
102.44(a)		88,000	99,660
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20 @
105.00(a)		28,000	32,445
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 9/6/18 @
104.59(a)(d)		213,000	215,726
Blueline Rental Finance Corp/Blueline
Rental LLC, 9.25%, 3/15/24, Callable
3/15/20 @ 104.63(a)(d)		175,000	184,843
Boise Cascade Co., 5.63%, 9/1/24,
Callable 9/1/19 @ 104.22(a)(d)		45,000	45,115
Boyd Gaming Corp., 6.88%, 5/15/23,
Callable 8/22/18 @ 105.16(a)		115,000	120,929
Boyne USA, Inc., 7.25%, 5/1/25,
Callable 5/1/21 @ 103.63(a)(d)		60,000	62,700
Buckeye Partners LP, 6.38%
(US0003M + 402 bps), 1/22/78,
Callable 1/22/23 @ 100.00(a)(c)		105,000	97,047
Cablevision Systems Corp., 5.88%,
9/15/22		174,000	174,435
Calpine Corp., 5.75%, 1/15/25,
Callable 10/15/19 @ 102.88(a)		180,000	165,600
Calpine Corp., 6.00%, 1/15/22,
Callable 9/6/18 @ 103.00(a)(d)		75,000	76,313
Capital One Financial Corp., 5.55%
(US0003M + 380 bps), Callable 6/1/20
@ 100.00(a)(b)(c)		120,000	123,000
Carmike Cinemas, Inc., 6.00%,
6/15/23, Callable 9/6/18 @
104.50(a)(d)		110,000	111,650
Carrizo Oil & Gas, Inc., 7.50%,
9/15/20, Callable 9/6/18 @ 101.88(a)		16,000	16,020
CCO Holdings LLC, 5.00%, 2/1/28,
Callable 8/1/22 @ 102.50(a)(d)		134,000	125,458
CCO Holdings LLC, 5.13%, 5/1/23,
Callable 9/6/18 @ 103.84(a)(d)		164,000	163,590
CCO Holdings LLC, 5.75%, 1/15/24,
Callable 9/6/18 @ 102.88(a)		100,000	101,000
Cemex Finance LLC, Registered,
6.00%, 4/1/24, Callable 4/1/19 @
103.00(a)		200,000	206,840
Centene Corp., 4.75%, 5/15/22,
Callable 5/15/19 @ 102.38(a)		14,000	14,158
Centene Corp., 6.13%, 2/15/24,
Callable 2/15/19 @ 104.59(a)		73,000	76,833
Centene Escrow I Corp., 5.38%,
6/1/26, Callable 6/1/21 @ 104.03(a)(d)		85,000	87,019
CenturyLink, Inc., 5.63%, 4/1/25,
Callable 1/1/25 @ 100.00(a)		95,000	90,725
CenturyLink, Inc., 6.75%, 12/1/23		96,000	98,400
Cheniere Energy Partners, 5.25%,
10/1/25, Callable 10/1/20 @
102.63(a)(d)		38,000	37,810
Citigroup, Inc., 5.87% (US0003M +
406 bps), Callable 3/27/20 @
100.00(a)(b)(c)		70,000	71,819
Clearwater Paper Corp., 5.38%,
2/1/25(d)		202,000	180,285
Cleveland-Cliffs, Inc., 5.75%, 3/1/25,
Callable 3/1/20 @ 104.31(a)		149,000	144,529
CSC Holdings LLC, 5.25%, 6/1/24		200,000	192,500
DCP Midstream LLC, 8.13%, 8/16/30		77,000	92,785
DCP Midstream Partners, 7.37%
(US0003M + 515 bps), Callable
12/15/22 @ 100.00(a)(b)(c)		221,000	219,342
Dell, Inc., 7.10%, 4/15/28		109,000	116,630
Diamond 1 Finance/Diamond 2,
5.88%, 6/15/21, Callable 8/22/18 @
102.94(a)(d)		19,000	19,450
Diamond 1 Finance/Diamond 2,
7.13%, 6/15/24, Callable 6/15/19 @
105.34(a)(d)		74,000	79,550
DISH DBS Corp., 5.88%, 7/15/22		195,000	182,325
Eagle Holding Co. II LLC, 7.63%,
5/15/22, Callable 9/6/18 @
102.00(a)(d)		193,000	194,870
Eldorado Resorts, Inc., 7.00%, 8/1/23,
Callable 9/6/18 @ 105.25(a)		135,000	141,882
Energy Transfer Partners LP, 6.25%
(US0003M + 418 bps), Callable
2/15/23 @ 100.00(a)(b)(c)		83,000	78,643
EnLink Midstream Partners LP, 6.00%
(US0003M + 411 bps), Callable
12/15/22 @ 100.00(a)(b)(c)		137,000	118,848
Envision Healthcare Corp., 5.13%,
7/1/22, Callable 8/17/18 @
102.56(a)(d)		206,000	208,832
Envision Healthcare Corp., 5.63%,
7/15/22, Callable 9/6/18 @ 102.81(a)		27,000	27,608
Exela Intermediate LLC Exela
Finance, Inc., 10.00%, 7/15/23,
Callable 7/15/20 @ 105.00(a)(d)		141,000	145,406

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
First Data Corp., 7.00%, 12/1/23,
Callable 12/1/18 @ 103.50(a)(d)	200,000	209,250
Five Point Op Co., LP/Five, 7.88%,
11/15/25, Callable 11/15/20 @
105.81(a)(d)	87,000	88,305
Flex Acquisition Co., Inc., 7.88%,
7/15/26, Callable 7/15/21 @
103.94(a)(d)	77,000	77,531
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/22 @
100.00(a)	44,000	42,350
Freeport-McMoRan, Inc., 6.88%,
2/15/23, Callable 2/15/20 @ 103.44(a)	18,000	19,260
Genesis Energy LP, 5.63%, 6/15/24,
Callable 6/15/19 @ 102.81(a)	40,000	37,300
Genesis Energy LP, 6.00%, 5/15/23,
Callable 9/6/18 @ 104.50(a)	100,000	98,500
Genesis Energy LP, 6.75%, 8/1/22,
Callable 9/6/18 @ 103.38(a)	76,000	77,520
Golden Nugget, Inc., 6.75%, 10/15/24,
Callable 10/15/19 @ 103.38(a)(d)	99,000	98,753
Golden Nugget, Inc., 8.75%, 10/1/25,
Callable 10/1/20 @ 104.38(a)(d)	256,000	265,600
Goldman Sachs Group, Inc., 5.00%
(US0003M + 287 bps), Callable
11/10/22 @ 100.00(a)(b)(c)	85,000	79,369
Goldman Sachs Group, Inc., 5.38%
(US0003M + 392 bps), Callable
5/10/20 @ 100.00(a)(b)(c)	120,000	122,400
Gulfport Energy Corp., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78(a)	77,000	75,075
Gulfport Energy Corp., 6.00%,
10/15/24, Callable 10/15/19 @
104.50(a)	196,000	189,140
Halcon Resources Corp., 6.75%,
2/15/25, Callable 2/15/20 @ 105.06(a)	92,000	85,330
HCA Healthcare, Inc., 5.88%, 2/15/26,
Callable 8/15/25 @ 100.00(a)	200,000	206,749
HCA Holdings, Inc., 6.50%, 2/15/20	70,000	72,856
Herc Rentals, Inc., 7.50%, 6/1/22,
Callable 6/1/19 @ 103.75(a)(d)	61,000	64,355
Infor, Inc., 5.75%, 8/15/20, Callable
8/22/18 @ 101.44(a)(d)	5,000	5,069
Infor, Inc., 6.50%, 5/15/22, Callable
8/22/18 @ 103.25(a)	125,000	126,562
Inventiv Group Holdings, Inc., 7.50%,
10/1/24, Callable 10/1/19 @
103.75(a)(d)	79,000	82,950
Jacobs Entertainment, Inc., 7.88%,
2/1/24, Callable 2/1/20 @ 105.91(a)(d)	138,000	144,210
Jaguar Holding Co. II, 6.38%, 8/1/23,
Callable 9/6/18 @ 104.78(a)(d)	69,000	69,496
JPMorgan Chase & Co., 5.30%
(US0003M + 380 bps), Callable 5/1/20
@ 100.00(a)(b)(c)	60,000	61,050
JPMorgan Chase & Co., 6.00%
(US0003M + 330 bps), Callable 8/1/23
@ 100.00(a)(b)(c)	85,000	87,833
Kaiser Aluminum Corp., 5.88%,
5/15/24, Callable 5/15/19 @ 104.41(a)	7,000	7,158
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 9/6/18 @ 102.56(a)	90,000	88,988
Level 3 Financing, Inc., 5.38%, 5/1/25,
Callable 5/1/20 @ 102.69(a)	39,000	38,025
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 1/15/19 @ 102.69(a)	24,000	23,760
M/I Homes, Inc., 5.63%, 8/1/25,
Callable 8/1/20 @ 104.22(a)	34,000	31,885
Match Group, Inc., 6.38%, 6/1/24,
Callable 6/1/19 @ 104.78(a)	91,000	96,233
MGM Growth/MGM Finance, 5.63%,
5/1/24, Callable 2/1/24 @ 100.00(a)	38,000	38,855
MGM Resorts International, 5.75%,
6/15/25, Callable 3/15/25 @ 100.00(a)	100,000	100,844
MPH Acquisition Holdings LLC, 7.13%,
6/1/24, Callable 6/1/19 @ 105.34(a)(d)	66,000	68,310
MPT Operating Partnership LP,
5.00%, 10/15/27, Callable 10/15/22 @
102.50(a)	115,000	111,263
MPT Operating Partnership LP,
5.25%, 8/1/26, Callable 8/1/21 @
102.63(a)	20,000	19,700
Navient Corp., 7.25%, 1/25/22, MTN	150,000	156,937
Navient Corp., 7.25%, 9/25/23	49,000	51,328
Navistar International Corp., 6.63%,
11/1/25, Callable 11/1/20 @
103.31(a)(d)	85,000	88,825
New Amethyst Corp., 6.25%, 12/1/24,
Callable 12/1/19 @ 104.69(a)(d)	65,000	69,225
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 9/6/18 @ 102.63(a)	130,000	130,975
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25(d)	100,000	102,500
PBF Holding Co. LLC, 7.00%,
11/15/23, Callable 11/15/18 @
105.25(a)	133,000	138,320
PBF Holding Co. LLC, 7.25%, 6/15/25,
Callable 6/15/20 @ 105.44(a)	90,000	94,500
PBF Logistics LP, 6.88%, 5/15/23,
Callable 9/6/18 @ 105.16(a)	130,000	132,275
Pilgrim's Pride Corp., 5.75%, 3/15/25,
Callable 3/15/20 @ 102.88(a)(d)	121,000	115,706
Pilgrim's Pride Corp., 5.88%, 9/30/27,
Callable 9/30/22 @ 102.94(a)(d)	96,000	89,520
Pinnacle Entertainment, Inc., 5.63%,
5/1/24, Callable 5/1/19 @ 104.22(a)	312,000	326,819
Pisces Midco, Inc., 8.00%, 4/15/26,
Callable 4/15/21 @ 104.00(a)(d)	135,000	139,050
Pitney Bowes, Inc., 3.88%, 5/15/22,
Callable 4/15/22 @ 100.00(a)	29,000	26,463
Plains All American Pipeline LP,
6.12% (US0003M + 411 bps), Callable
11/15/22 @ 100.00(a)(b)(c)	73,000	70,993
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 10/15/20 @
103.13(a)(d)	127,000	116,523
Polaris Intermediate Corp., 8.50%,
12/1/22, Callable 6/1/19 @
104.00(a)(d)	118,000	121,983
Prestige Brands, Inc., 6.38%, 3/1/24,
Callable 3/1/19 @ 104.78(a)(d)	250,000	249,688
Rayonier Am Prod, Inc., 5.50%,
6/1/24, Callable 6/1/19 @ 102.75(a)(d)	86,000	80,708
Rose Rock Midstream LP, 5.63%,
11/15/23, Callable 5/15/19 @
102.81(a)	61,000	58,255
Sanchez Energy Corp., 6.13%,
1/15/23, Callable 9/6/18 @ 103.06(a)	411,000	283,075

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)		Value ($)
Corporate Bonds, continued
United States , continued
Sanchez Energy Corp., 7.25%,
2/15/23, Callable 2/15/20 @
103.63(a)(d)		70,000	68,950
Sealed Air Corp., Registered, 4.50%,
9/15/23, Callable 6/15/23 @ 100.00(a)	EUR	100,000	131,967
Select Medical Holdings Corp., 6.38%,
6/1/21, Callable 9/6/18 @ 101.59(a)		134,000	135,340
SemGroup Corp., 6.38%, 3/15/25,
Callable 3/15/20 @ 103.19(a)		139,000	133,440
SemGroup Corp., 7.25%, 3/15/26,
Callable 3/15/21 @ 103.63(a)		28,000	27,930
Seminole Hard Rock Entertainment,
Inc., 5.88%, 5/15/21, Callable 9/6/18
@ 101.47(a)(d)		125,000	125,000
Sirius XM Radio, Inc., 6.00%, 7/15/24,
Callable 7/15/19 @ 103.00(a)(d)		75,000	77,531
Southwestern Energy Co., 4.10%,
3/15/22, Callable 12/15/21 @
100.00(a)		35,000	33,250
Springleaf Finance Corp., 6.88%,
3/15/25		88,000	89,320
Sprint Capital Corp., 6.88%, 11/15/28		30,000	28,875
Sprint Communications, Inc., 6.00%,
11/15/22		125,000	126,368
Sprint Corp., 7.63%, 3/1/26, Callable
11/1/25 @ 100.00(a)		43,000	44,492
Sprint Corp., 7.88%, 9/15/23		328,000	349,729
Surgery Center Holdings, Inc., 8.88%,
4/15/21, Callable 9/6/18 @
106.66(a)(d)		95,000	97,613
Targa Resources Partners LP, 5.00%,
1/15/28, Callable 1/15/23 @
102.50(a)(d)		64,000	60,400
Targa Resources Partners LP, 6.75%,
3/15/24, Callable 9/15/19 @ 103.38(a)		31,000	32,705
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/23 @
100.00(a)(d)		110,000	109,692
Tempo Acquisition Ll/Fi, 6.75%,
6/1/25, Callable 6/1/20 @ 103.38(a)(d)		167,000	161,439
Tenet Healthcare Corp., 4.63%,
7/15/24, Callable 7/15/20 @ 102.31(a)		16,000	15,480
Tenet Healthcare Corp., 6.00%,
10/1/20		100,000	103,875
Tenet Healthcare Corp., 8.13%, 4/1/22		245,000	260,924
Tennessee Merger Sub, Inc., 6.38%,
2/1/25, Callable 2/1/20 @ 103.19(a)(d)		106,000	92,485
The Chemours Co., 5.38%, 5/15/27,
Callable 2/15/27 @ 100.00(a)		65,000	63,213
The Chemours Co., 6.63%, 5/15/23,
Callable 9/6/18 @ 104.97(a)		39,000	40,853
T-Mobile US, Inc., 6.00%, 4/15/24,
Callable 4/15/19 @ 104.50(a)		5,000	5,175
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 1/15/19 @ 103.25(a)		150,000	156,375
Tribune Media Co., 5.88%, 7/15/22,
Callable 8/17/18 @ 102.94(a)		110,000	110,550
Tronox, Inc., 6.50%, 4/15/26, Callable
4/15/21 @ 103.25(a)(d)		105,000	104,474
TTM Technologies, Inc., 5.63%,
10/1/25, Callable 10/1/20 @
102.81(a)(d)		90,000	88,875
United Rentals North America, Inc.,
5.50%, 5/15/27, Callable 5/15/22 @
102.75(a)		22,000	21,800
Wand Merger Corp., 8.13%, 7/15/23,
Callable 7/15/20 @ 104.06(a)(d)		64,000	66,499
Warrior Met Coal, Inc., 8.00%, 11/1/24,
Callable 11/1/20 @ 104.00(a)(d)		166,000	171,602
Waste Pro USA, Inc., 5.50%, 2/15/26,
Callable 2/15/21 @ 104.13(a)(d)		113,000	107,915
West Corp., 8.50%, 10/15/25, Callable
10/15/20 @ 104.25(a)(d)		42,000	36,540
WeWork Co., Inc., 7.88%, 5/1/25(d)		85,000	82,663
William Lyon Homes, Inc., 6.00%,
9/1/23, Callable 9/1/20 @ 103.00(a)(d)		12,000	11,760
Wyndham Destinations, Inc., 5.10%,
10/1/25, Callable 7/1/25 @ 100.00(a)		84,000	86,520
Zayo Group LLC/Zayo Capital LLC,
5.75%, 1/15/27, Callable 1/15/22 @
102.88(a)(d)		23,000	22,770
Zayo Group LLC/Zayo Capital LLC,
6.00%, 4/1/23, Callable 9/6/18 @
104.50(a)		125,000	127,812
Zayo Group LLC/Zayo Capital LLC,
6.38%, 5/15/25, Callable 5/15/20 @
103.19(a)		75,000	77,625
			15,277,338
TOTAL CORPORATE BONDS
(COST $15,432,977)			15,277,338

		Shares
Exchange Traded Fund — 2.5%
iShares JPMorgan USD Emerging
Markets Bond ETF		6,950	757,967

TOTAL EXCHANGE TRADED FUND
(COST $797,885)			757,967

Investment Companies — 8.3%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 1.72%(f)		2,385,355	2,385,355
Northern Institutional Government
Select Portfolio, Institutional
Shares, 1.75%(f)		131,731	131,731

TOTAL INVESTMENT COMPANIES
(COST $2,517,086)			2,517,086

TOTAL INVESTMENTS IN SECURITIES
(COST $30,143,857) — 98.7%			29,899,380
Other Assets (Liabilities) - 1.3%			404,855
NET ASSETS - 100%			$30,304,235
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

(c)	Floating or variable rate security. The rate presented represents the rate in effect on July 31, 2018. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(d)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(e)	Defaulted security.
(f)	The rate represents the annualized one day yield that was in effect on July 31, 2018.
bps	Basis Points
ETF	Exchange-Traded Fund
EUAMDB10	EU LIBOR 10 Year
EUR	Euro
EUR003M	3 Month EUR LIBOR
EUSA5	Euro 5 Year Swap Rate
EUSA8	Euro 8 Year Swap Rate
EUSA10	Euro 10 Year Swap Rate
EUSA12	Euro 12 Year Swap Rate
LLC	Limited Liability Company
MTN	Medium Term Note
ULC	Unlimited Liability Co.
US0003M	3 Month US Dollar LIBOR
USSW5	USD 5 Year Swap Rate
USSW10	USD 10 Year Swap Rate

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2018:

Percentage of
Industry	Net Assets at Value (%)
Oil, Gas & Consumable Fuels	11.2
Investment Companies	8.3
Health Care Providers & Services	7.4
Media	7.1
Hotels, Restaurants & Leisure	6.5
Banks	6.0
Diversified Telecommunication Services	5.7
Sovereign Bonds	3.6
Chemicals	3.4
Metals & Mining	3.2
Containers & Packaging	2.9
Consumer Finance	2.7
Exchange Traded Fund	2.6
Wireless Telecommunication Services	2.4
Trading Companies & Distributors	2.1
Insurance	2.1
Electric Utilities	1.9
Capital Markets	1.4
Pharmaceuticals	1.4
Food Products	1.3
Construction Materials	1.1
Commercial Services & Supplies	1.1
Household Durables	0.9
Auto Components	0.9
Diversified Financial Services	0.9
Technology Hardware, Storage & Peripherals	0.8
Internet Software & Services	0.8
Independent Power & Renewable
Electricity Producers	0.8
Paper & Forest Products	0.7
IT Services	0.7
Real Estate Management & Development	0.7
Machinery	0.6
Automobiles	0.6
Multi-Utilities	0.6
Energy Equipment & Services	0.6
Construction & Engineering	0.5
Life Sciences Tools & Services	0.5
Professional Services	0.5
Equity Real Estate Investment Trusts	0.5
Gas Utilities	0.4
Road & Rail	0.4
Software	0.4
Electronic Equipment, Instruments & Components	0.3
Sovereign Bond	0.2
Beverages	—
Total	98.7

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited)

Futures Contracts Sold

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)
10-Year US Treasury Note Futures	1	9/19/18	$119,422	($141)
			$119,422	($141)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(141)
	Total net unrealized appreciation/(depreciation)				$(141)

Credit Default Swap Agreements - Sell Protection(a)

			Implied					Upfront
			Credit					Premiums	Unrealized
	Receive		Spread at			Notional		Paid/	Appreciation/
	Fixed Rate	Payment	July 31, 2018		Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	(%)(b)	Counterparty	Date	($)(c)	Value ($)	($)	($)
CDX Emerging Markets
Index, Series 25*	1.00	Quarterly	1.01	Bank of America	6/20/21	316,350**	2	(22,247)	22,249
							2	(22,247)	22,249

					Total swap agreements at value (assets)				$2
					Total swap agreements at value (liabilities)				-
					Net swap agreements at value				$2

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)

			Implied				Upfront
			Credit				Premiums	Unrealized
	Receive		Spread at		Notional		Paid/	Appreciation/
	Fixed Rate	Payment	July 31,	Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	2018 (%)(b)	Date	($)(c)	Value ($)	($)	($)
CDX N.A. High Yield Index, Series 30	5.00	Daily	3.30	6/20/23	500,000	35,028	28,738	6,290
						35,028	28,738	6,290
____________________
(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

*	As of July 31, 2018, the CDX Emerging Markets Index, Series 25 included securities which had defaulted and represented 5% of the Index.
**	Reflects the notional amount after the default of securities.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

Forward Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
U.S. Dollar	4,560,183	European Euro	3,904,270	UBS AG	8/2/18	(4,666)
U.S. Dollar	4,478,337	European Euro	3,804,270	Morgan Stanley	9/5/18	17,929
U.S. Dollar	117,558	European Euro	100,000	UBS AG	9/5/18	311
						13,574

			Total unrealized appreciation			$18,240
			Total unrealized depreciation			(4,666)
			Total net unrealized appreciation/(depreciation)			$13,574

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited)

	Principal
	Amount †		Value ($)
Foreign Bonds — 21.8%
Belgium — 0.4%
AG Insurance SA-NV, 3.50%, 6/30/47,
Callable 6/30/27 @ 100 (a)		100,000	117,635

France — 7.2%
AXA SA, Series E, 3.94% (EUSA10 +
390 bps), Callable 11/7/24 @ 100
(a)(b)(c)		100,000	126,046
Banque Federative du Credit Mutuel SA,
Series E, 3.00%, 5/21/24		100,000	125,000
BNP Paribas Cardif SA, 4.03%
(EUR003M + 393 bps), Callable
11/25/25 @ 100 (a)(b)(c)		200,000	249,899
BPCE SA, 2.75% (EUSA5 + 183 bps),
7/8/26, Callable 7/8/21 @ 100
(a)(c)		200,000	244,238
Credit Agricole SA, 6.50% (EUSA5 +
512 bps), Callable 6/23/21 @ 100
(a)(b)(c)		150,000	193,550
Crown European Holdings, Registered,
4.00%, 7/15/22, Callable 4/15/22
@ 100 (a)		100,000	128,027
Electricite de France SA, Series E,
5.38% (EUSA12 + 379 bps),
Callable 1/29/25 @ 100 (a)(b)(c)		100,000	128,330
GDF SUEZ, Series N10, 3.88%
(EUSA10 + 290 bps), Callable
6/2/24 @ 100 (a)(b)(c)		100,000	125,012
GDF SUEZ, 4.75% (EUSA8 + 342 bps),
Callable 7/10/21 @ 100 (a)(b)(c)		100,000	129,029
Novalis SAS, Registered, 3.00%,
4/30/22, Callable 9/5/18 @ 101.5 (a)		100,000	118,735
Orange SA, 4.25% (EUSA5 + 308 bps),
Callable 2/7/20 @ 100 (a)(b)(c)		100,000	123,204
Societe Generale, 2.50% (EUSA5 + 183
bps), 9/16/26, Callable 9/16/21 @
100 (a)(c)		100,000	121,369
Total SA, 2.25% (EUSA5 + 186 bps),
Callable 2/26/21 @ 100 (a)(b)(c)		125,000	150,534
			1,962,973
Germany — 5.8%
Bayer AG, Series E, 3.00% (EUSA5 +
218 bps), 7/1/75, Callable 7/1/20
@ 100 (a)(c)		150,000	181,079
Bertelsmann SE & Co. KGaA, 3.00%
(EUSA5 + 264 bps), 4/23/75,
Callable 4/23/23 @ 100 (a)(c)		100,000	119,550
BMW Finance NV, Series E, 1.00%,
2/15/22		150,000	180,569
Commerzbank AG, Series E, 4.00%,
3/30/27		100,000	124,684
HeidelbergCement AG, 8.50%, 10/31/19		150,000	193,953
Talanx AG, Series E, 8.37% (EUR003M
+ 706 bps), 6/15/42, Callable
6/15/22 @ 100 (a)(c)		200,000	292,597
Unitymedia GmbH, Registered, 6.25%,
1/15/29, Callable 1/15/21 @
103.13 (a)		135,000	177,587
Volkswagen AG, 5.13% (EUSA10 + 335
bps), Callable 9/4/23 @ 100
(a)(b)(c)		175,000	226,615
ZF Friedrichshafen AG, 2.75%, 4/27/23		100,000	125,074
			1,621,708
Ireland — 0.4%
Bank of Ireland, Series E, 4.25%
(EUSA5 + 355 bps), 6/11/24,
Callable 6/11/19 @ 100 (a)(c)		100,000	120,036

Italy — 3.5%
Enel SpA, 5.00% (EUSA5 + 365 bps),
1/15/75, Callable 1/15/20 @ 100
(a)(c)		100,000	123,479
Eni SpA, Series E, 0.75%, 5/17/22		150,000	177,304
EXOR SpA, 2.50%, 10/8/24		100,000	122,995
Intesa Sanpaolo SpA, Series E, 6.63%,
9/13/23		150,000	206,393
Snam SpA, 1.25%, 1/25/25		200,000	231,453
Wind Tre SpA, 3.13%, 1/20/25, Callable
11/3/20 @ 101.56 (a)(d)		100,000	109,320
			970,944
Netherlands — 1.9%
Aegon NV, Series E, 4.00% (EUR003M
+ 335 bps), 4/25/44, Callable
4/25/24 @ 100 (a)(c)		100,000	125,205
Cooperatieve Rabobank UA, Series E,
4.13%, 9/14/22		100,000	132,317
Fresenius SE & Co. KGaA, Registered,
3.00%, 2/1/21		100,000	125,024
Wolters Kluwer NV, 2.50%, 5/13/24,
Callable 2/13/24 @ 100 (a)		100,000	127,723
			510,269
Spain — 0.4%
Santander Issuances, Series E, 2.50%,
3/18/25		100,000	119,036

Switzerland — 1.3%
Credit Suisse Group AG, 1.25%
(EUSA1 + 75 bps), 7/17/25,
Callable 7/17/24 @ 100 (a)(c)		100,000	116,370
UBS Group Funding Switzerland AG,
1.50%, 11/30/24, Callable 11/30/23
@ 100 (a)		200,000	238,802
			355,172
United Kingdom — 0.9%
CNH Industrial Finance Europe SA,
Series E, 1.75%, 9/12/25, Callable
6/12/25 @ 100 (a)		100,000	115,747
FCE Bank PLC, Series E, 1.11%,
5/13/20	EUR	100,000	118,987
			234,734
TOTAL FOREIGN BONDS
(COST $5,713,522)			6,012,507

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars — 37.4%
Argentina — 1.8%
Provincia de Buenos Aires, 6.50%,
2/15/23 (d)	34,000	31,025
Provincia de Buenos Aires, Registered,
6.50%, 2/15/23	34,000	31,025
Republic of Argentina, 5.63%, 1/26/22	250,000	237,376
Republic of Argentina, 5.88%, 1/11/28	71,000	59,499
Republic of Argentina, 6.88%, 1/11/48	94,000	73,603
Republic of Argentina, 7.13%, 6/28/17 (d)	24,000	19,020
YPF SA, 7.00%, 12/15/47, Callable
6/15/47 @ 100 (a)(d)	30,000	24,056
YPF Sociedad Anonima, Registered,
8.50%, 3/23/21	22,000	22,792
		498,396
Australia — 0.1%
Westpac Banking Corp., 5.00%
(USISDA05 + 289 bps), Callable
9/21/27 @ 100 (a)(b)(c)	35,000	31,486

Bahamas — 0.2%
Commonwealth of Bahamas, 6.95%,
11/20/29	7,000	7,571
Silversea Cruise Finance, 7.25%,
2/1/25, Callable 2/1/20 @ 105.44 (a)(d)	48,000	51,960
		59,531
Bermuda — 0.4%
Aircastle, Ltd., 5.50%, 2/15/22	100,000	104,000
VOC Escro, Ltd., 5.00%, 2/15/28,
Callable 2/15/23 @ 102.5 (a)(d)	3,000	2,873
		106,873
Brazil — 1.8%
Banco Do Brasil (Cayman), Registered,
6.00%, 1/22/20	100,000	103,251
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	100,000	102,626
Federal Republic of Brazil, 8.25%,
1/20/34	35,000	42,140
Federal Republic of Brazil, 5.63%,
1/7/41	100,000	93,450
Petrobras Global Finance BV, 6.13%,
1/17/22	18,000	18,661
Petrobras Global Finance BV, 5.75%,
2/1/29	65,000	59,719
Vale Overseas, Ltd., 6.88%, 11/21/36	52,000	60,434
Yamana Gold, Inc., 4.63%, 12/15/27,
Callable 9/15/27 @ 100 (a)	20,000	19,029
		499,310
Canada — 1.8%
Bank of Montreal, 3.80% (USSW5 + 143
bps), 12/15/32, Callable 12/15/27
@ 100 (a)(c)	25,000	23,355
Bank of Nova Scotia, 4.65% (US0003M
+ 265 bps), Callable 10/12/22 @
100 (a)(b)(c)	20,000	18,265
Cascades, Inc., 5.50%, 7/15/22,
Callable 9/6/18 @ 102.75 (a)(d)	4,000	3,970
CCL Industries, Inc., 3.25%, 10/1/26,
Callable 7/1/26 @ 100 (a)(d)	30,000	27,458
Enbridge, Inc., 5.50% (US0003M + 342
bps), 7/15/77, Callable 7/15/27 @
100 (a)(c)	55,000	51,562
Enbridge, Inc., 6.25% (US0003M + 364
bps), 3/1/78, Callable 3/1/28 @
100 (a)(c)	15,000	14,656
GFL Environmental, Inc., 5.38%, 3/1/23,
Callable 3/1/20 @ 102.69 (a)(d)	8,000	7,458
Hudbay Minerals, Inc., 7.25%, 1/15/23,
Callable 7/15/19 @ 103.63 (a)(d)	1,000	1,029
Hudbay Minerals, Inc., 7.63%, 1/15/25,
Callable 1/15/20 @ 105.72 (a)(d)	46,000	47,552
Iamgold Corp., 7.00%, 4/15/25, Callable
4/15/20 @ 105.25 (a)(d)	24,000	24,504
Kinross Gold Corp., 4.50%, 7/15/27,
Callable 4/15/27 @ 100 (a)	40,000	36,818
Mattamy Group Corp., 6.88%, 12/15/23,
Callable 12/15/19 @ 103.44 (a)(d)	18,000	18,293
Mattamy Group Corp., 6.50%, 10/1/25,
Callable 10/1/20 @ 104.88 (a)(d)	6,000	5,850
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22, Callable 12/15/19
@ 104 (a)(d)	28,000	28,420
New Gold, Inc., 6.25%, 11/15/22,
Callable 8/14/18 @ 103.13 (a)(d)	35,000	32,988
New Gold, Inc., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78 (a)(d)	18,000	16,380
Northwest Acquisitions ULC, 7.13%,
11/1/22, Callable 11/1/19 @
103.56 (a)(d)	22,000	21,945
Nova Chemicals Corp., 5.25%, 8/1/23,
Callable 9/6/18 @ 102.63 (a)(d)	22,000	21,972
Nova Chemicals Corp., 4.88%, 6/1/24,
Callable 3/3/24 @ 100 (a)(d)	10,000	9,660
Nova Chemicals Corp., 5.00%, 5/1/25,
Callable 1/31/25 @ 100 (a)(d)	17,000	16,193
Nova Chemicals Corp., 5.25%, 6/1/27,
Callable 3/3/27 @ 100 (a)(d)	65,000	60,838
Transcanada Trust, 5.30% (US0003M +
321 bps), 3/15/77, Callable 3/15/27
@ 100 (a)(c)	10,000	9,620
		498,786
Chile — 0.1%
Codelco, Inc., 5.63%, 9/21/35 (d)	35,000	38,817

China — 3.9%
China Overseas Finance KY II, 5.50%,
11/10/20	200,000	206,822
CNOOC Finance (2003), Ltd., 5.50%,
5/21/33	50,000	55,415
CNOOC Finance (2013), Ltd., 3.00%,
5/9/23	200,000	192,221
ICBCIL Finance Co., Ltd., 2.60%,
11/13/18 (d)	200,000	199,537
Sinopec Group Overseas Development
(2012), Ltd. Registered, 3.90%,
5/17/22	200,000	200,543
State Grid Overseas Investment (2016),
Ltd., 2.25%, 5/4/20	200,000	195,773
		1,050,311
Colombia — 1.2%
Bancolombia SA, 6.13%, 7/26/20	20,000	20,850
Bancolombia SA, 5.13%, 9/11/22	20,000	20,700
Republic of Colombia, 8.13%, 5/21/24	229,000	276,518
		318,068

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Croatia — 0.4%
Republic of Croatia, Registered, 6.75%,
11/5/19	100,000	104,200

Dominican Republic — 0.7%
Dominican Republic International Bond,
Registered, 5.50%, 1/27/25	200,000	200,650

Egypt — 0.7%
Arab Republic of Egypt, Registered,
6.13%, 1/31/22	200,000	202,761

El Salvador — 0.0%
Republic of El Salvador, Registered,
7.65%, 6/15/35	10,000	10,000

Germany — 0.2%
Deutsche Bank AG/New York NY,
2.70%, 7/13/20	55,000	53,742

Ghana — 0.8%
Republic of Ghana, Registered, 7.88%,
8/7/23	200,000	215,810

Guatemala — 0.1%
Central American Bottling Corp., 5.75%,
1/31/27, Callable 1/31/22 @
102.88 (a)(d)	19,000	19,000

Hong Kong — 0.7%
CK Hutchison Capital Securities 17,
Ltd., 4.00% (H15T5Y + 207 bps),
Callable 5/12/22 @ 100 (a)(b)(c)(d)	200,000	192,296

Hungary — 0.1%
Republic of Hungary, 6.25%, 1/29/20	20,000	20,925

India — 1.4%
Export-Import BK India, Series E,
2.75%, 8/12/20	200,000	195,430
State Bank India, Registered, 3.62%,
4/17/19	200,000	199,992
		395,422
Indonesia — 2.3%
Republic of Indonesia, 5.88%, 3/13/20	100,000	104,252
Republic of Indonesia, Registered,
3.75%, 4/25/22	200,000	199,417
Republic of Indonesia, Registered,
3.38%, 4/15/23	200,000	194,415
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	133,417
		631,501
Ireland — 0.2%
Park Aerospace Holdings, 5.25%,
8/15/22 (d)	44,000	44,000
Park Aerospace Holdings, 4.50%,
3/15/23, Callable 2/15/23 @ 100 (a)(d)	11,000	10,505
		54,505
Ireland — 1.1%
AerCap Ireland Capital, Ltd., 3.95%,
2/1/22, Callable 1/1/22 @ 100 (a)	150,000	149,618
Aercap Ireland Capital/Global, 3.50%,
1/15/25, Callable 11/15/24 @ 100 (a)	150,000	141,819
		291,437
Israel — 0.2%
Teva Pharmaceuticals NE, 2.20%,
7/21/21	20,000	18,647
Teva Pharmaceuticals NE, 3.15%,
10/1/26	34,000	28,863
		47,510
Luxembourg — 0.2%
Actavis Funding SCS, 4.75%, 3/15/45,
Callable 9/15/44 @ 100 (a)	34,000	33,609
Dana Financing Luxembourg Sarl,
5.75%, 4/15/25, Callable 4/15/20
@ 104.31 (a)(d)	15,000	14,775
Trinseo Materials Operating
SCA/Trinseo Materials Finance,
Inc., 5.38%, 9/1/25, Callable 9/1/20
@ 102.69 (a)(d)	17,000	16,788
		65,172
Malaysia — 0.4%
Petronas Capital Ltd., Registered,
7.88%, 5/22/22	100,000	114,362

Mexico — 2.2%
BBVA Bancomer SA Institucion de
Banca, Registered, 6.50%, 3/10/21	150,000	158,243
Petroleos Mexicanos, 4.88%, 1/24/22	150,000	151,545
Petroleos Mexicanos, 6.50%, 3/13/27	27,000	27,432
Petroleos Mexicanos, 5.35%, 2/12/28 (d)	46,000	42,978
Petroleos Mexicanos, 6.75%, 9/21/47	20,000	18,450
Petroleos Mexicanos, 6.35%, 2/12/48 (d)	10,000	8,900
United Mexican States, 4.00%, 10/2/23	166,000	166,705
United Mexican States, Series M,
4.75%, 3/8/44, MTN	30,000	28,125
		602,378
Morocco — 0.7%
Morocco Government International
Bond, 4.25%, 12/11/22	200,000	202,800

Netherlands — 0.2%
LyondellBasell Industries NV, 4.63%,
2/26/55, Callable 8/26/54 @ 100 (a)	25,000	23,397
Sensata Technologies BV, 5.63%,
11/1/24 (d)	25,000	25,937
		49,334
Nigeria — 0.1%
Nigeria Government International Bond,
5.63%, 6/27/22	35,000	35,350

Oman — 0.7%
Oman Government International Bond,
4.75%, 6/15/26	200,000	188,996

Panama — 0.1%
Republic of Panama, 6.70%, 1/26/36	30,000	37,200

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Peru — 0.8%
Republic of Peru, 7.35%, 7/21/25	100,000	122,600
Southern Copper Corp., 6.75%, 4/16/40	80,000	95,448
		218,048
Philippines — 0.1%
Republic of Philippines, 9.50%, 2/2/30	22,000	32,499

Qatar — 0.9%
Qatar Government Bond, Registered,
3.88%, 4/23/23 (d)	200,000	200,740
Qatar Government Bond, Registered,
9.75%, 6/15/30	25,000	37,051
		237,791
Romania — 0.3%
Romania Government Bond,
Registered, 6.75%, 2/7/22	40,000	43,851
Romania Government Bond,
Registered, 6.13%, 1/22/44	30,000	34,634
		78,485
Russian Federation — 0.8%
Gazprom OAO, Registered, 7.29%,
8/16/37	100,000	114,500
LUKOIL International Finance BV,
Registered, 6.66%, 6/7/22	100,000	107,961
		222,461
Saudi Arabia — 0.7%
Saudi International Bond, 4.50%,
4/17/30 (d)	200,000	201,668

South Africa — 0.4%
Republic of South Africa, 4.67%,
1/17/24	100,000	99,771

Spain — 0.7%
Banco Santander SA, 3.80%, 2/23/28 . 200,000		185,795

Sri Lanka — 1.1%
Republic of Sri Lanka, 5.75%, 4/18/23 (d)	200,000	197,639
Republic of Sri Lanka, Registered,
6.25%, 10/4/20	100,000	102,013
		299,652
Switzerland — 0.4%
Glencore Finance Canada, Ltd., 6.00%,
11/15/41 (d)	100,000	102,916

Turkey — 1.6%
Republic of Turkey, 7.00%, 3/11/19	100,000	101,142
Republic of Turkey, 6.88%, 3/17/36	198,000	181,843
Republic of Turkey, 4.88%, 4/16/43	200,000	144,588
		427,573
Ukraine — 0.4%
Ukraine Government, 7.75%, 9/1/26	100,000	96,630

United Arab Emirates — 0.4%
Abu Dhabi National Energy Co. PJSC,
6.50%, 10/27/36	100,000	119,530

United Kingdom — 3.7%
Anglo American Capital PLC, 4.50%,
3/15/28 (d)	200,000	190,304
Barclays, 4.38%, 1/12/26	200,000	195,706
CNH Industrial NV, 3.85%, 11/15/27,
Callable 8/15/27 @ 100 (a)	30,000	28,211
Lloyds Banking Group PLC, 4.65%,
3/24/26	200,000	198,349
Nationwide Building Society, 4.36%
(US0003M + 139 bps), 8/1/24,
Callable 8/1/23 @ 100 (a)(c)(d)	200,000	200,489
Santander UK Group Holdings PLC,
4.75%, 9/15/25 (d)	200,000	197,280
Vodafone Group PLC, 4.13%, 5/30/25	20,000	20,007
		1,030,346
Uruguay — 0.1%
Republic of Uruguay, 4.98%, 4/20/55	4,000	3,964
Republica Orient Uruguay, 4.38%,
10/27/27	36,000	36,918
		40,882
Venezuela — 0.1%
Petroleos de Venezuela SA, Registered,
6.00%, 11/15/26 (e)	77,000	16,747
Republic of Venezuela, 7.75%, 10/13/19 (e)	25,000	6,643
Republic of Venezuela, 11.95%, 8/5/31 (e)	30,000	8,301
		31,691
Zambia — 0.1%
First Quantum Minerals, Ltd., 7.00%,
2/15/21, Callable 9/6/18 @ 103.5 (a)(d)	27,000	27,270

TOTAL YANKEE DOLLARS
(COST $10,516,956)		10,289,937

Corporate Bonds — 35.4%
United States — 35.4%
AbbVie, Inc., 4.45%, 5/14/46, Callable
11/14/45 @ 100.00(a)	30,000	28,538
AbbVie, Inc., 4.70%, 5/14/45, Callable
11/14/44 @ 100.00(a)	25,000	24,555
Air Lease Corp., 3.88%, 7/3/23, Callable
6/3/23 @ 100.00(a)	80,000	79,343
Alcoa, Inc., 5.90%, 2/1/27	20,000	20,000
Alexandria Real Estate Equities, Inc.,
3.45%, 4/30/25, Callable 2/28/25 @
100.00(a)	25,000	23,914
Alexandria Real Estate Equities, Inc.,
4.00%, 1/15/24, Callable 12/15/23 @
100.00(a)	55,000	55,185
Ally Financial, Inc., 3.25%, 11/5/18	85,000	84,936
Ally Financial, Inc., 4.13%, 3/30/20	50,000	50,240
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/21/25 @ 100.00(a)	63,000	65,363
American Axle & Manufacturing, Inc.,
6.25%, 4/1/25, Callable 4/1/20 @
104.69(a)	14,000	13,615

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
American Axle & Manufacturing, Inc.,
6.25%, 3/15/26, Callable 3/15/21 @
103.13(a)	25,000	24,063
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27, Callable 4/1/22 @
103.25(a)	14,000	13,615
American Express Co., 5.20%
(US0003M + 343 bps), Callable
11/15/19 @ 100.00(a)(b)(c)	48,000	48,660
American Tower Corp., 4.40%, 2/15/26,
Callable 11/15/25 @ 100.00(a)	35,000	35,039
Amgen, Inc., 2.67% (US0003M + 32
bps), 5/10/19(c)	25,000	25,052
Amgen, Inc., 4.40%, 5/1/45, Callable
11/1/44 @ 100.00(a)	100,000	98,463
AMN Helthcare, Inc., 5.13%, 10/1/24,
Callable 10/1/19 @ 103.84(a)(d)	40,000	39,100
Andeavor Logistics LP/Tesoro Logistics
Finance Corp., 4.25%, 12/1/27, Callable
9/1/27 @ 100.00(a)	10,000	9,849
Antero Resources Corp., 5.00%, 3/1/25,
Callable 3/1/20 @ 103.75(a)	65,000	65,081
AT&T, Inc., 4.80%, 6/15/44, Callable
12/15/43 @ 100.00(a)	25,000	23,006
AT&T, Inc., 5.25%, 3/1/37, Callable
9/1/36 @ 100.00(a)	105,000	105,154
AT&T, Inc., 5.65%, 2/15/47, Callable
8/15/46 @ 100.00(a)	75,000	77,786
Bank of America Corp., 2.82%
(US0003M + 93 bps), 7/21/23, Callable
7/21/22 @ 100.00(a)(c)	90,000	87,021
Bank of America Corp., 2.99%
(US0003M + 65 bps), 10/1/21, Callable
10/1/20 @ 100.00(a)(c)	65,000	65,320
Bank of America Corp., 4.18%,
11/25/27, Callable 11/25/26 @
100.00(a)	35,000	34,253
Bank of America Corp., 4.24%
(US0003M + 181 bps), 4/24/38, Callable
4/24/37 @ 100.00(a)(c)	30,000	29,565
Bank of America Corp., 4.45%, 3/3/26	40,000	40,167
Bank of America Corp., 6.50%
(US0003M + 417 bps), Callable
10/23/24 @ 100.00(a)(b)(c)	35,000	37,538
Bayer US Finance II LLC, 4.88%,
6/25/48, Callable 12/25/47 @
100.00(a)(d)	200,000	206,591
Biogen, Inc., 5.20%, 9/15/45, Callable
3/15/45 @ 100.00(a)	40,000	43,165
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20 @
102.44(a)	12,000	13,590
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20 @
105.00(a)	25,000	28,969
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 9/6/18 @
104.59(a)(d)	14,000	14,179
Boardwalk Pipelines LP, 5.95%, 6/1/26,
Callable 3/1/26 @ 100.00(a)	89,000	95,022
Boise Cascade Co., 5.63%, 9/1/24,
Callable 9/1/19 @ 104.22(a)(d)	28,000	28,072
Brandywine Operating Partnership LP,
3.95%, 11/15/27, Callable 8/15/27 @
100.00(a)	35,000	33,270
Buckeye Partners LP, 4.13%, 12/1/27,
Callable 9/1/27 @ 100.00(a)	15,000	13,775
Buckeye Partners LP, 6.38% (US0003M
+ 402 bps), 1/22/78, Callable 1/22/23 @
100.00(a)(c)	55,000	50,834
Building Materials Corp., 6.00%,
10/15/25, Callable 10/15/20 @
103.00(a)(d)	100,000	101,250
Capital One Financial Corp., 3.12%
(US0003M + 76 bps), 5/12/20, Callable
4/12/20 @ 100.00(a)(c)	25,000	25,129
Capital One Financial Corp., 3.30%,
10/30/24, Callable 9/30/24 @ 100.00(a)	40,000	38,076
Capital One Financial Corp., 3.75%,
7/28/26, Callable 6/28/26 @ 100.00(a)	65,000	61,136
Capital One Financial Corp., 4.20%,
10/29/25, Callable 9/29/25 @ 100.00(a)	35,000	34,314
Capital One Financial Corp., 4.25%,
4/30/25, Callable 3/31/25 @ 100.00(a)	40,000	40,206
Capital One Financial Corp., 5.55%
(US0003M + 380 bps), Callable 6/1/20
@ 100.00(a)(b)(c)	50,000	51,250
Care Capital Properties, Inc., 5.13%,
8/15/26, Callable 5/15/26 @ 100.00(a)	45,000	43,207
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20,
Callable 9/6/18 @ 101.88(a)	4,000	4,005
CCO Holdings LLC, 5.00%, 2/1/28,
Callable 8/1/22 @ 102.50(a)(d)	53,000	49,621
CCO Holdings LLC, 5.75%, 2/15/26,
Callable 2/15/21 @ 102.88(a)(d)	65,000	64,630
CCO Holdings LLC, 5.88%, 4/1/24,
Callable 4/1/19 @ 104.41(a)(d)	55,000	55,963
Celgene Corp., 5.00%, 8/15/45, Callable
2/15/45 @ 100.00(a)	45,000	45,211
Centene Corp., 6.13%, 2/15/24, Callable
2/15/19 @ 104.59(a)	29,000	30,523
Centene Escrow I Corp., 5.38%, 6/1/26,
Callable 6/1/21 @ 104.03(a)(d)	35,000	35,831
Central Garden & Pet Co., 6.13%,
11/15/23, Callable 11/15/18 @
104.59(a)	31,000	31,853
CenturyLink, Inc., 7.50%, 4/1/24,
Callable 1/1/24 @ 100.00(a)	50,000	52,251
Charter Communications Operating
LLC/Capital, 4.50%, 2/1/24, Callable
1/1/24 @ 100.00(a)	25,000	25,137
Charter Communications Operating
LLC/Capital, 5.75%, 4/1/48, Callable
10/1/47 @ 100.00(a)	10,000	10,057
Cheniere Corp. Christi Holding LLC,
5.88%, 3/31/25, Callable 10/2/24 @
100.00(a)	5,000	5,263
Cheniere Energy Partners, 5.25%,
10/1/25, Callable 10/1/20 @
102.63(a)(d)	30,000	29,850
Citigroup, Inc., 3.42% (US0003M + 110
bps), 5/17/24, Callable 5/17/23 @
100.00(a)(c)	45,000	45,362
Citigroup, Inc., 3.52% (US0003M + 115
bps), 10/27/28, Callable 10/27/27 @
100.00(a)(c)	110,000	103,605
Citigroup, Inc., 3.67% (US0003M + 139
bps), 7/24/28, Callable 7/24/27 @
100.00(a)(c)	50,000	47,637

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)		Value ($)
Corporate Bonds, continued
United States , continued
Citigroup, Inc., 3.88% (US0003M + 117
bps), 1/24/39, Callable 1/24/38 @
100.00(a)(c)		25,000	23,251
Citigroup, Inc., 4.08% (US0003M + 119
bps), 4/23/29, Callable 4/23/28 @
100.00(a)(c)		25,000	24,559
Citigroup, Inc., 4.13%, 7/25/28		70,000	67,199
Citigroup, Inc., 4.60%, 3/9/26		40,000	40,130
Citigroup, Inc., 4.65%, 7/23/48, Callable
6/23/48 @ 100.00(a)		35,000	35,572
Citigroup, Inc., 5.80% (US0003M + 409
bps), Callable 11/15/19 @
100.00(a)(b)(c)		50,000	51,250
Clearwater Paper Corp., 5.38%,
2/1/25(d)		59,000	52,657
Cleveland-Cliffs, Inc., 5.75%, 3/1/25,
Callable 3/1/20 @ 104.31(a)		60,000	58,199
Commercial Metals Co., 5.75%, 4/15/26,
Callable 4/15/21 @ 102.88(a)(d)		62,000	59,830
Commscope, Inc., 5.00%, 6/15/21,
Callable 8/17/18 @ 101.25(a)(d)		14,000	14,066
Concho Resources, Inc., 4.88%,
10/1/47, Callable 4/1/47 @ 100.00(a)		10,000	10,130
Continental Resources, 4.90%, 6/1/44,
Callable 12/1/43 @ 100.00(a)		110,000	109,343
Continental Resources, 5.00%, 9/15/22,
Callable 9/6/18 @ 101.67(a)		20,000	20,295
Corning, Inc., 4.38%, 11/15/57, Callable
5/15/57 @ 100.00(a)		20,000	17,611
Crown Castle International Corp.,
3.80%, 2/15/28, Callable 11/15/27 @
100.00(a)		30,000	28,420
CSC Holdings LLC, 5.25%, 6/1/24		55,000	52,938
CSX Corp., 4.30%, 3/1/48, Callable
9/1/47 @ 100.00(a)		40,000	39,609
CVS Health Corp., 4.10%, 3/25/25,
Callable 1/25/25 @ 100.00(a)		20,000	19,957
CVS Health Corp., 4.78%, 3/25/38,
Callable 9/25/37 @ 100.00(a)		25,000	25,158
CyrusOne LP/CyrusOne Finance Corp.,
5.00%, 3/15/24, Callable 3/15/20 @
102.50(a)		20,000	20,075
CyrusOne LP/CyrusOne Finance Corp.,
5.38%, 3/15/27, Callable 3/15/22 @
102.69(a)		20,000	19,850
DaVita Healthcare Partners, Inc.,
5.00%, 5/1/25, Callable 5/1/20 @
102.50(a)		20,000	18,850
DCP Midstream LLC, 8.13%, 8/16/30		55,000	66,275
DCP Midstream Partners, 7.37%
(US0003M + 515 bps), Callable
12/15/22 @ 100.00(a)(b)(c)		40,000	39,700
Dell, Inc., 7.10%, 4/15/28		28,000	29,960
Diamond 1 Finance/Diamond 2, 5.88%,
6/15/21, Callable 8/22/18 @
102.94(a)(d)		6,000	6,142
Diamond 1 Finance/Diamond 2, 7.13%,
6/15/24, Callable 6/15/19 @
105.34(a)(d)		33,000	35,475
Diamondback Energy, Inc., 4.75%,
11/1/24, Callable 11/1/19 @ 103.56(a)		12,000	11,640
Diamondback Energy, Inc., 5.38%,
5/31/25, Callable 5/31/20 @ 104.03(a)		27,000	26,933
Discover Financial Services, 3.95%,
11/6/24, Callable 8/6/24 @ 100.00(a)		100,000	97,499
Discovery Communications, 3.03%
(US0003M + 71 bps), 9/20/19(c)		20,000	20,104
Discovery Communications, Inc., 1.90%,
3/19/27, Callable 12/19/26 @ 100.00(a)	EUR	100,000	114,731
Dominion Resources, Inc., 2.96%,
7/1/19(f)		30,000	30,011
Enable Midstream Partners LP, 4.95%,
5/15/28, Callable 2/15/28 @ 100.00(a)		20,000	20,050
Energy Transfer Equity LP, 5.88%,
1/15/24, Callable 10/15/23 @ 100.00(a)		50,000	52,000
Energy Transfer Partners LP, 3.60%,
2/1/23, Callable 11/1/22 @ 100.00(a)		100,000	97,945
Energy Transfer Partners LP, 5.30%,
4/15/47, Callable 10/15/46 @ 100.00(a)		25,000	23,787
Energy Transfer Partners LP, 6.00%,
6/15/48, Callable 12/15/47 @ 100.00(a)		25,000	26,142
Energy Transfer Partners LP, 6.25%
(US0003M + 418 bps), Callable 2/15/23
@ 100.00(a)(b)(c)		50,000	47,375
EnLink Midstream Partners LP, 5.45%,
6/1/47, Callable 12/1/46 @ 100.00(a)		80,000	68,624
EnLink Midstream Partners LP, 6.00%
(US0003M + 411 bps), Callable
12/15/22 @ 100.00(a)(b)(c)		51,000	44,243
Enterprise Products Operating LLC,
5.25% (US0003M + 303 bps), 8/16/77,
Callable 8/16/27 @ 100.00(a)(c)		35,000	32,965
Enterprise Products Operating LLC,
5.38% (US0003M + 257 bps), 2/15/78,
Callable 2/15/28 @ 100.00(a)(c)		30,000	28,203
Envision Healthcare Corp., 5.63%,
7/15/22, Callable 9/6/18 @ 102.81(a)		7,000	7,158
EPR Properties, 4.50%, 6/1/27, Callable
3/1/27 @ 100.00(a)		35,000	33,313
EPR Properties, 4.95%, 4/15/28,
Callable 1/15/28 @ 100.00(a)		35,000	34,274
EQT Midstream Partners LP, 4.13%,
12/1/26, Callable 9/1/26 @ 100.00(a)		25,000	23,338
Equinix, Inc., 5.88%, 1/15/26, Callable
1/15/21 @ 102.94(a)		50,000	51,688
Equities Corp., 2.50%, 10/1/20, Callable
9/1/20 @ 100.00(a)		20,000	19,572
ESH Hospitality, Inc., 5.25%, 5/1/25,
Callable 5/1/20 @ 102.63(a)(d)		55,000	53,349
Fidelity National Information Services,
Inc., 4.75%, 5/15/48, Callable 11/15/47
@ 100.00(a)		50,000	50,096
Fifth Third Bancorp, 4.90% (US0003M +
313 bps), Callable 9/30/19 @
100.00(a)(b)(c)		50,000	50,250
First Data Corp., 5.00%, 1/15/24,
Callable 1/15/19 @ 102.50(a)(d)		17,000	17,149
First Horizon National Corp., 3.50%,
12/15/20, Callable 11/15/20 @
100.00(a)		50,000	49,929
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/22 @ 100.00(a)		12,000	11,550
Freeport-McMoRan, Inc., 6.88%,
2/15/23, Callable 2/15/20 @ 103.44(a)		5,000	5,350
Fresenius Medical Care AG & Co.
KGaA, 5.88%, 1/31/22(d)		50,000	52,914

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
General Motors Financial Co., Inc.,
3.10%, 1/15/19	40,000	40,082
Genesis Energy LP, 5.63%, 6/15/24,
Callable 6/15/19 @ 102.81(a)	30,000	27,975
Genesis Energy LP, 6.75%, 8/1/22,
Callable 9/6/18 @ 103.38(a)	23,000	23,460
GLP Capital LP/GLP Financing II, Inc.,
5.25%, 6/1/25	45,000	45,828
GLP Capital LP/GLP Financing II, Inc.,
5.75%, 6/1/28, Callable 3/3/28 @
100.00(a)	33,000	33,485
Goldman Sachs Group, Inc., 3.69%
(US0003M + 151 bps), 6/5/28, Callable
6/5/27 @ 100.00(a)(c)	55,000	52,446
Goldman Sachs Group, Inc., 4.22%
(US0003M + 130 bps), 5/1/29, Callable
5/1/28 @ 100.00(a)(c)	40,000	39,565
Goldman Sachs Group, Inc., 5.00%
(US0003M + 287 bps), Callable
11/10/22 @ 100.00(a)(b)(c)	20,000	18,675
Goldman Sachs Group, Inc., 5.38%
(US0003M + 392 bps), Callable 5/10/20
@ 100.00(a)(b)(c)	30,000	30,600
Goodyear Tire & Rubber Co., 4.88%,
3/15/27, Callable 12/15/26 @ 100.00(a)	45,000	41,119
Goodyear Tire & Rubber Co., 5.00%,
5/31/26, Callable 5/31/21 @ 102.50(a)	30,000	27,975
Greif, Inc., 7.75%, 8/1/19	30,000	31,172
Gulfport Energy Corp., 6.38%, 5/15/25,
Callable 5/15/20 @ 104.78(a)	36,000	35,100
Gulfport Enregy Corp., 6.00%, 10/15/24,
Callable 10/15/19 @ 104.50(a)	25,000	24,125
Halliburton Co., 4.85%, 11/15/35,
Callable 5/15/35 @ 100.00(a)	35,000	36,822
HCA Healthcare, Inc., 5.88%, 2/15/26,
Callable 8/15/25 @ 100.00(a)	50,000	51,687
HCA, Inc., 4.50%, 2/15/27, Callable
8/15/26 @ 100.00(a)	50,000	48,625
HCA, Inc., 5.25%, 4/15/25	50,000	51,094
HCA, Inc., 5.50%, 6/15/47, Callable
12/15/46 @ 100.00(a)	35,000	33,163
Health Care Realty Trust, 3.63%,
1/15/28, Callable 10/15/27 @ 100.00(a)	10,000	9,347
HealthSouth Corp., 5.75%, 11/1/24,
Callable 9/6/18 @ 102.88(a)	34,000	34,492
Herc Rentals, Inc., 7.50%, 6/1/22,
Callable 6/1/19 @ 103.75(a)(d)	34,000	35,870
Host Hotels & Resorts LP, 4.50%,
2/1/26, Callable 11/1/25 @ 100.00(a)	50,000	49,820
Hyundai Capital America, 2.75%,
9/27/26(d)	28,000	24,613
IHS Markit, Ltd., 4.75%, 8/1/28, Callable
5/1/28 @ 100.00(a)	45,000	44,813
Infor, Inc., 5.75%, 8/15/20, Callable
8/22/18 @ 101.44(a)(d)	2,000	2,028
Jabil, Inc., 3.95%, 1/12/28, Callable
10/12/27 @ 100.00(a)	20,000	19,008
JPMorgan Chage & Co., 6.10%
(US0003M + 333 bps), Callable 10/1/24
@ 100.00(a)(b)(c)	40,000	41,193
JPMorgan Chase & Co., 3.54%
(US0003M + 138 bps), 5/1/28, Callable
5/1/27 @ 100.00(a)(c)	100,000	95,472
Kaiser Aluminum Corp., 5.88%, 5/15/24,
Callable 5/15/19 @ 104.41(a)	10,000	10,225
Kennametal, Inc., 4.63%, 6/15/28,
Callable 3/15/28 @ 100.00(a)	35,000	34,504
Kinder Morgan, Inc., 3.05%, 12/1/19,
Callable 11/1/19 @ 100.00(a)	150,000	149,956
Kinder Morgan, Inc., 5.05%, 2/15/46,
Callable 8/15/45 @ 100.00(a)	100,000	97,821
Kraft Heinz Foods Co., 2.92%
(US0003M + 57 bps), 2/10/21(c)	60,000	60,090
Lennar Corp., 4.75%, 5/30/25, Callable
2/28/25 @ 100.00(a)	45,000	43,763
Lennar Corp., 4.88%, 12/15/23, Callable
9/15/23 @ 100.00(a)	20,000	20,000
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 9/6/18 @ 102.56(a)	25,000	24,719
Level 3 Financing, Inc., 5.38%, 1/15/24,
Callable 1/15/19 @ 102.69(a)	11,000	10,890
LifePoint Health, Inc., 5.88%, 12/1/23,
Callable 12/1/18 @ 104.41(a)	40,000	41,808
Live Nation Entertainment, Inc., 4.88%,
11/1/24, Callable 11/1/19 @
103.66(a)(d)	30,000	29,588
Masco Corp., 3.50%, 4/1/21, Callable
3/1/21 @ 100.00(a)	40,000	39,859
Massachusetts Mutual Life Insurance
Co., 4.90%, 4/1/77(d)	35,000	34,600
Match Group, Inc., 6.38%, 6/1/24,
Callable 6/1/19 @ 104.78(a)	25,000	26,438
MGM Growth/MGM Finance, 4.50%,
9/1/26, Callable 6/1/26 @ 100.00(a)	25,000	23,563
MGM Growth/MGM Finance, 5.63%,
5/1/24, Callable 2/1/24 @ 100.00(a)	37,000	37,833
MGM Resorts International, 5.75%,
6/15/25, Callable 3/15/25 @ 100.00(a)	30,000	30,253
MPLX LP, 5.20%, 3/1/47, Callable
9/1/46 @ 100.00(a)	25,000	25,301
MPT Operating Partnership LP, 5.00%,
10/15/27, Callable 10/15/22 @
102.50(a)	88,000	85,140
MPT Operating Partnership LP, 5.25%,
8/1/26, Callable 8/1/21 @ 102.63(a)	20,000	19,700
MSCI, Inc., 5.75%, 8/15/25, Callable
8/15/20 @ 102.88(a)(d)	20,000	20,850
Mutlti-Color Corp., 4.88%, 11/1/25,
Callable 11/1/20 @ 102.44(a)(d)	58,000	53,940
Navient Corp., 8.00%, 3/25/20, MTN	75,000	79,125
NextEra Energy Capital Holdings, Inc.,
4.80% (US0003M + 241 bps), 12/1/77,
Callable 12/1/27 @ 100.00(a)(c)	20,000	18,800
Norfolk Southern Corp., 5.10%, 8/1/18,
Callable 2/1/18 @ 100.00(a)	10,000	10,041
Omega Healthcare Investors, Inc.,
4.38%, 8/1/23, Callable 6/1/23 @
100.00(a)	25,000	24,813
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 9/6/18 @ 102.63(a)	25,000	25,188
Owens-Brockway Packaging, Inc.,
5.00%, 1/15/22(d)	50,000	50,000
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25(d)	30,000	30,750
Parsley Energy LLC, 5.25%, 8/15/25,
Callable 8/15/20 @ 103.94(a)(d)	5,000	4,938
PBF Holding Co. LLC, 7.00%, 11/15/23,
Callable 11/15/18 @ 105.25(a)	25,000	26,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)		Value ($)
Corporate Bonds, continued
United States , continued
PBF Holding Co. LLC, 7.25%, 6/15/25,
Callable 6/15/20 @ 105.44(a)		38,000	39,900
Pilgrim's Pride Corp., 5.75%, 3/15/25,
Callable 3/15/20 @ 102.88(a)(d)		43,000	41,119
Pilgrim's Pride Corp., 5.88%, 9/30/27,
Callable 9/30/22 @ 102.94(a)(d)		23,000	21,448
Plains All American Pipeline LP, 6.12%
(US0003M + 411 bps), Callable
11/15/22 @ 100.00(a)(b)(c)		13,000	12,643
Plastipak Holdings, Inc., 6.25%,
10/15/25, Callable 10/15/20 @
103.13(a)(d)		34,000	31,195
PPL Capital Funding, Inc., 4.00%,
9/15/47, Callable 3/15/47 @ 100.00(a)		50,000	45,743
PulteGroup, Inc., 4.25%, 3/1/21,
Callable 2/1/21 @ 100.00(a)		70,000	70,000
PulteGroup, Inc., 5.50%, 3/1/26,
Callable 12/1/25 @ 100.00(a)		16,000	15,780
Rayonier Am Prod, Inc., 5.50%, 6/1/24,
Callable 6/1/19 @ 102.75(a)(d)		23,000	21,585
Reynolds American, Inc., 5.85%,
8/15/45, Callable 2/15/45 @ 100.00(a)		100,000	112,432
Rose Rock Midstream LP, 5.63%,
11/15/23, Callable 5/15/19 @ 102.81(a)		50,000	47,750
Sabine Pass Liquefaction LLC, 5.63%,
3/1/25, Callable 12/1/24 @ 100.00(a)		35,000	37,313
Sabre Global, Inc., 5.25%, 11/15/23,
Callable 11/15/18 @ 103.94(a)(d)		32,000	32,080
SBA Communications Corp., 4.88%,
9/1/24, Callable 9/1/19 @ 103.66(a)		20,000	19,350
Senior Housing Properties Trust, 4.75%,
2/15/28, Callable 8/15/27 @ 100.00(a)		80,000	77,744
Service Corp. International, 4.63%,
12/15/27, Callable 12/15/22 @
102.31(a)		40,000	38,000
Sirius XM Radio, Inc., 6.00%, 7/15/24,
Callable 7/15/19 @ 103.00(a)(d)		75,000	77,531
Six Flags Entertainment Corp., 4.88%,
7/31/24, Callable 7/31/19 @
103.66(a)(d)		42,000	41,108
Smithfield Foods, Inc., 2.65%, 10/3/21,
Callable 9/3/21 @ 100.00(a)(d)		25,000	23,810
Southern Co. Gas Capital Corp., 4.40%,
5/30/47, Callable 11/30/46 @ 100.00(a)		35,000	34,058
Southern Natural Gas Co. LLC, 4.80%,
3/15/47, Callable 9/15/46 @
100.00(a)(d)		25,000	25,386
Spectra Energy Partners, 4.50%,
3/15/45, Callable 9/15/44 @ 100.00(a)		15,000	14,156
Sprint Corp., 7.88%, 9/15/23		115,000	122,619
Sunoco Logistics Partners Operations
LP, 5.40%, 10/1/47, Callable 4/1/47 @
100.00(a)		40,000	38,454
SunTrust Bank/Atlanta GA, 3.69%
(US0003M + 74 bps), 8/2/24, Callable
8/2/23 @ 100.00(a)(c)		75,000	74,917
Synchrony Financial, 3.70%, 8/4/26,
Callable 5/4/26 @ 100.00(a)		30,000	26,921
Synchrony Financial, 4.50%, 7/23/25,
Callable 4/23/25 @ 100.00(a)		100,000	97,271
Synovus Financial Corp., 3.13%,
11/1/22, Callable 10/1/22 @ 100.00(a)		20,000	19,129
Targa Resources Partners, 5.25%,
5/1/23, Callable 9/6/18 @ 102.63(a)		30,000	30,225
Targa Resources Partners LP, 5.00%,
1/15/28, Callable 1/15/23 @
102.50(a)(d)		15,000	14,156
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/23 @
100.00(a)(d)		50,000	49,860
Tenet Healthcare Corp., 4.50%, 4/1/21		25,000	25,063
Tenet Healthcare Corp., 4.63%, 7/15/24,
Callable 7/15/20 @ 102.31(a)		15,000	14,513
Tenet Healthcare Corp., 6.00%, 10/1/20		50,000	51,937
Tenneco, Inc., 5.00%, 7/15/26, Callable
7/15/21 @ 102.50(a)		3,000	2,648
The Chemours Co., 5.38%, 5/15/27,
Callable 2/15/27 @ 100.00(a)		25,000	24,313
The Chemours Co., 6.63%, 5/15/23,
Callable 9/6/18 @ 104.97(a)		13,000	13,618
The Goldman Sachs Group, Inc.,
4.75%, 10/12/21	EUR	100,000	131,522
Time Warner Cable, Inc., 4.50%,
9/15/42, Callable 3/15/42 @ 100.00(a)		100,000	85,546
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 1/15/19 @ 103.25(a)		74,000	77,145
Toll Bros Finance Corp., 4.88%,
11/15/25, Callable 8/15/25 @ 100.00(a)		20,000	19,434
Tribune Media Co., 5.88%, 7/15/22,
Callable 8/17/18 @ 102.94(a)		50,000	50,250
Tronox, Inc., 6.50%, 4/15/26, Callable
4/15/21 @ 103.25(a)(d)		50,000	49,749
TTM Technologies, Inc., 5.63%,
10/1/25, Callable 10/1/20 @
102.81(a)(d)		23,000	22,713
Union Pacific Corp., 4.80%, 9/10/58,
Callable 3/10/58 @ 100.00(a)		25,000	26,018
United Rentals North America, Inc.,
5.50%, 5/15/27, Callable 5/15/22 @
102.75(a)		6,000	5,945
Universal Health Services, Inc., 4.75%,
8/1/22, Callable 9/6/18 @ 102.38(a)(d)		30,000	30,225
Verizon Communications, Inc., 4.27%,
1/15/36		150,000	143,198
Vulcan Materials Co., 2.95% (US0003M
+ 65 bps), 3/1/21(c)		75,000	75,165
Waste Pro USA, Inc., 5.50%, 2/15/26,
Callable 2/15/21 @ 104.13(a)(d)		26,000	24,830
Wells Fargo & Co., 6.11% (US0003M +
377 bps), Callable 9/15/18 @
100.00(a)(b)(c)		50,000	50,410
Western Digital Corp., 4.75%, 2/15/26,
Callable 11/15/25 @ 100.00(a)		20,000	19,663
Westlake Chemical Corp., 4.38%,
11/15/47, Callable 5/15/47 @ 100.00(a)		35,000	32,524
Westlake Chemical Corp., 5.00%,
8/15/46, Callable 2/15/46 @ 100.00(a)		35,000	35,377
WeWork Co., Inc., 7.88%, 5/1/25(d)		25,000	24,313
William Lyon Homes, Inc., 6.00%,
9/1/23, Callable 9/1/20 @ 103.00(a)(d)		13,000	12,740
Zayo Group LLC/Zayo Capital LLC,
5.75%, 1/15/27, Callable 1/15/22 @
102.88(a)(d)		52,000	51,480

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
		9,746,110

TOTAL CORPORATE BONDS
(COST $9,763,835)		9,746,110

U.S. Treasury Obligations — 1.9%
U.S. Treasury Bonds — 0.1%
3.00%, 2/15/48	32,000	31,508

U.S. Treasury Notes — 1.8%
2.03% (USBMMY3M + 5 bps),
10/31/19(c)	350,000	350,152
2.04% (USBMMY3M + 6 bps),
7/31/19(c)	100,000	100,079
2.13%, 12/31/22	25,000	24,267
2.75%, 5/31/23	17,000	16,931
		491,429
TOTAL U.S. TREASURY OBLIGATIONS
(COST $523,756)		522,937

	Shares
Exchange Traded Fund — 0.2%
SPDR Barclays High Yield Bond ETF	1,755	63,075

TOTAL EXCHANGE TRADED FUND
(COST $67,211)		63,075

Investment Companies — 2.9%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 1.72%(g)	713,781	713,781
Northern Institutional Government
Select Portfolio, Institutional
Shares, 1.75%(g)	88,578	88,578
TOTAL INVESTMENT COMPANIES
(COST $802,359)		802,359
TOTAL INVESTMENTS IN SECURITIES
(COST $27,387,639) — 99.6%		27,436,925
Other Assets (Liabilities) - 0.4%		108,977
NET ASSETS - 100%		$27,545,902
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(c)	Floating or variable rate security. The rate presented represents the rate in effect on July 31, 2018. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Defaulted security.
(f)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at July 31, 2018.
(g)	The rate represents the annualized one day yield that was in effect on July 31, 2018.
bps	Basis Points
ETF	Exchange-Traded Fund
EUR	Euro
EUR003M	3 Month EUR LIBOR
EUSA1	Euro 1 Year Swap Rate
EUSA5	Euro 5 Year Swap Rate
EUSA8	Euro 8 Year Swap Rate
EUSA10	Euro 10 Year Swap Rate
EUSA12	Euro 12 Year Swap Rate
H15T5Y	5 Year Treasury Constant Maturity Rate
LLC	Limited Liability Company
MTN	Medium Term Note
SPDR	Standard & Poor's Depositary Receipt
ULC	Unlimited Liability Co.
USISDA05	5 Year ICE Swap Rate
USBMMY3M	3 Month Treasury Bill Rate
US0003M	3 Month US Dollar LIBOR
USSW5	USD 5 Year Swap Rate

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of July 31, 2018:

Percentage of
Industry	Net Assets at Value (%)
Banks	14.6
Oil, Gas & Consumable Fuels	13.7
Sovereign Bonds	11.2
Metals & Mining	4.4
Sovereign Bond	3.8
Consumer Finance	3.7
Media	3.4
Diversified Telecommunication Services	3.4
Health Care Providers & Services	2.9
Investment Companies	2.9
Insurance	2.6
Equity Real Estate Investment Trusts	2.6
U.S. Treasury Obligation	2.1
Trading Companies & Distributors	2.1
Electric Utilities	1.9
Pharmaceuticals	1.9
Multi-Utilities	1.8
Automobiles	1.5
Diversified Financial Services	1.5
Hotels, Restaurants & Leisure	1.4
Capital Markets	1.3
Chemicals	1.3
Containers & Packaging	1.1
Household Durables	1.1
Biotechnology	1.1
Construction Materials	1.0
Real Estate Management & Development	0.9
Auto Components	0.8
Wireless Telecommunication Services	0.8
Commercial Services & Supplies	0.7
Industrial Conglomerates	0.7
Trading Companies & Distributors	0.7
Building Products	0.5
Food Products	0.5
Professional Services	0.5
Tobacco	0.4
Technology Hardware, Storage & Peripherals	0.3
Paper & Forest Products	0.3
Electronic Equipment, Instruments & Components	0.3
Machinery	0.2
Road & Rail	0.2
Food & Staples Retailing	0.2
IT Services	0.2
Life Sciences Tools & Services	0.2
Exchange Traded Fund	0.2
Energy Equipment & Services	0.1
Household Products	0.1
Internet Software & Services	0.1
Beverages	0.1
Aerospace & Defense	0.1
Diversified Consumer Services	0.1
Electrical Equipment	0.1
Software	—
Total	99.6

Futures Contracts Purchased

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)
10-Year US Treasury Note Futures	4	9/19/18	$477,688	$563
5-Year US Treasury Note Futures	7	9/28/18	791,875	(1,917)
			$1,269,563	($1,354)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

Futures Contracts Sold

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation/
Description	Contracts	Date	Amount	(Depreciation)
10-Year US Treasury Note Futures	6	9/19/18	$716,531	$342
			$716,531	$342

	Total unrealized appreciation				$905
	Total unrealized depreciation				(1,917)
	Total net unrealized appreciation/(depreciation)				$(1,012)

Credit Default Swap Agreements - Sell Protection(a)

			Implied					Upfront
			Credit					Premiums	Unrealized
	Receive		Spread at			Notional		Paid/	Appreciation/
	Fixed Rate	Payment	July 31, 2018		Expiration	Amount		(Received)	(Depreciation)
Underlying Instrument	(%)	Frequency	(%)(b)	Counterparty	Date	($)(c)	Value ($)	($)	($)
CDX Emerging Markets Index, Series 25*	1.00	Quarterly	1.01	Bank of America	6/20/21	627,000**	3	(41,319)	41,322
							3	(41,319)	41,322

					Total swap agreements at value (assets)				$3
					Total swap agreements at value (liabilities)				-
					Net swap agreements at value				$3
____________________
(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

*	As of July 31, 2018, the CDX Emerging Markets Index, Series 25 included securities which had defaulted and represented 5% of the Index.
**	Reflects the notional amount after the default of securities.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of July 31, 2018 (Unaudited) (continued)

Forward Currency Exchange Contracts - Short Contracts

						Net Unrealized
						Appreciation/
Description and amount of currency to be		Description and amount of currency to be			Settlement	(Depreciation)
purchased		sold		Counterparty	Date	($)
U.S. Dollar	6,217,712	European Euro	5,323,388	UBS AG	8/2/18	(6,362)
U.S. Dollar	6,266,623	European Euro	5,323,388	Morgan Stanley	9/5/18	25,089
						18,727

			Total unrealized appreciation			$25,089
			Total unrealized depreciation			(6,362)
			Total net unrealized appreciation/(depreciation)			$18,727

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
(Unaudited)	July 31, 2018

1. Organization:

The HSBC Funds (the "Trust"), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. As of July 31, 2018, the Trust is composed of 10 separate operational funds, each a series of the HSBC Family of Funds. The accompanying Schedules of Portfolio Investments ("Schedules") are presented for the following funds (individually a "Fund," collectively the "Funds"):

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund
HSBC Opportunity Fund (Class I)	Opportunity Fund (Class I)
(Collectively the "Feeder Funds")

HSBC Opportunity Portfolio	Opportunity Portfolio

HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a "Money Market Fund", collectively the "Money Markets Funds")

HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Asia ex-Japan Smaller Companies Equity Fund	Asia ex-Japan Fund
HSBC Global High Yield Bond Fund	Global High Yield Bond Fund
HSBC Global High Income Bond Fund	Global High Income Bond Fund
(Individually a "Global Fund", collectively the "Global Funds")

The Feeder Funds, Money Market Funds and Global Funds are collectively referred to as the “Funds.”

Each Feeder Fund utilizes a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in the Opportunity Portfolio (the “Portfolio”), which is a diversified series of the Trust. The Portfolio operates as a master fund in a master-feeder arrangement, in which the feeder funds invest all or part of their investable assets in the Portfolio. The Declaration of Trust permits the Board of Trustees (the "Board") to issue an unlimited number of beneficial interests in the Portfolio. The Feeder Funds' proportionate ownership of the Portfolio as of July 31, 2018 was a follows.

Proportionate Ownership Interest
on
Feeder Fund	July 31, 2018%
Opportunity Fund	6.6
Opportunity Fund (Class I)	93.4

The Emerging Markets Debt Fund is a non-diversified fund. All of the other Global Funds are diversified. The Global Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

All of the Money Market Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by each Fund and the Portfolio in the preparation of its Schedules. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP’’). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

A. Feeder Funds, Global Funds and Portfolio

The Feeder Funds, Global Funds and Portfolio record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

Investments of the Money Market Funds, other than investments in other money market funds and repurchase agreements, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Investments in other money market funds are priced at net asset value (NAV) as reported by such investment companies. Repurchase agreements are valued at original cost. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

A. Feeder Funds

The Feeder Funds record investments to the Portfolio on a trade date basis.

B. Portfolio, Money Markets and Global Funds

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Foreign Currency Translation:

The accounting records of the Funds and the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations.

Restricted and Illiquid Securities:

The Funds may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees (the "Board"). Therefore, not all restricted securities are considered illiquid. To the extent that a Fund purchases securities that are restricted as a resale or for which current market quotations are not available, such securities will be valued based upon all relevant factors as outlined in Securities and Exchange Commission ("SEC") Financial Reporting Release No. 1. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

Participation Notes and Participatory Notes:

The Global Funds may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instruments at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Derivative Instruments:

All open derivative positions at period end are reflected on the Funds' Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Global Fund may enter into forward foreign currency exchange contracts. The Global Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Global Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Global Fund at prearranged exposure levels to cover a Global Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made.

As of July 31, 2018, the Emerging Markets Debt Fund, Global High Yield Bond Fund and Global High Income Bond Fund entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes.

Options Contracts:

The Global Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Global Funds pay a premium which is recorded as the cost basis in the investment and which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When writing options, the Global Funds receive a premium which is recorded as a liability and which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The Global Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Global Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made.

Futures Contracts:

The Global Funds may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Global Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Global Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Global Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Global Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of July 31, 2018, the Emerging Markets Debt Fund, Global High Yield Bond Fund and Global High Income Bond Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes.

Swap Agreements:

The Global Funds may enter into swap contracts in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter ("OTC") market and may be entered into as a bilateral contract ("OTC swaps") or cleared through a third party, known as a clearing organization ("centrally cleared swaps"). The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Global Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument with a Global Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as a liability or asset, respectively. These upfront receipts and payments are amortized or accreted to gains or losses over the life of the swap agreement. Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in "unrealized appreciation or depreciation on swap agreements". Daily changes in valuation of centrally cleared swaps, if any, are recorded as "variation margin on swap agreements". Net periodic payments received or paid by the Funds are recorded as "realized gains or losses on swap agreements". A Global Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Global Fund) and any accrued but unpaid net amounts owed to a swap counterparty are generally collateralized by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or by pledging such securities as collateral.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Global Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Global Fund’s risk of loss consists of the net amount of interest payments that the Global Fund is contractually entitled to receive.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Global Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Global Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Global Fund for the same referenced entity or entities.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Global Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Global Fund at prearranged exposure levels to cover a Global Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties' performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to a Global Fund.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

As of July 31, 2018, the Emerging Markets Debt Fund, Global High Yield Bond Fund and Global High Income Bond Fund entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds' investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Feeder Funds

The Feeder Funds record their investments in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolio's net assets. The investments are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as more fully discussed below.

Portfolio and Global Funds

Bonds and other fixed income securities (other than short-term obligations) are valued at the evaluated bid price, as of the time NAV is determined, supplied by an approved independent pricing service, based upon market transactions for normal, institutional-size trading units of similar securities, as well as yield quality, coupon rate, maturity, callability or prepayment option, type and size of issue, trading characteristics and other market data, without exclusive reliance on quoted prices on an exchange or over-the-counter prices. Because quoted prices on exchanges or over-the-counter prices are believed to reflect more accurately the fair value of such securities, matrix valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange (except the NASDAQ Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price, or in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous days last quoted sales price would be utilized. Foreign equity securities that are not exchange-traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

Rights and Warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Investment Adviser. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used then would be categorized as Level 2 in the fair value hierarchy.

P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Investments in other mutual funds are valued at their NAVs, as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded options contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations or an independent pricing service evaluation are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio or Global Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolio and Global Funds Trusts’ policy is intended to result in a calculation of a Portfolio’s or Global Fund’s NAV that fairly reflects security values as of the time of pricing, the Portfolio or Global Funds Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio or Global Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio or Global Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Global Funds’ NAVs are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Global Fund uses such a valuation model, the value assigned to the Global Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Global Funds to a significant extent.

Money Market Funds

Investments of the Money Market Funds, other than investments in other money market funds and repurchase agreements, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Money Market Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at NAV as reported by such money market funds and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The Trust's policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the valuation inputs used as of July 31, 2018 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Funds’ and Portfolios’ Schedules.

Opportunity Portfolio
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	157,836,718	–	–	157,836,718
Investment Company	5,232,492	–	–	5,232,492
Total Investment Securities	163,069,210	–	–	163,069,210

Opportunity Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	10,708,206	–	10,708,206
Total Investment Securities	–	10,708,206	–	10,708,206

Opportunity Fund (Class I)
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	152,419,544	–	152,419,544
Total Investment Securities	–	152,419,544	–	152,419,544

U.S. Government Money Market Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and Government Agency Obligations	–	5,373,459,139	–	5,373,459,139
U.S. Treasury Obligations	–	881,122,653	–	881,122,653
Investment Companies	718,465,216	–	–	718,465,216
Repurchase Agreements	–	3,570,000,000	–	3,570,000,000
Total Investment Securities	718,465,216	9,824,581,792	–	10,543,047,008

U.S. Treasury Money Market Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Treasury Obligations	–	2,059,428,018	–	2,059,428,018
Total Investment Securities	–	2,059,428,018	–	2,059,428,018

Emerging Markets Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	24,431,409	–	24,431,409
Yankee Dollars	–	25,607,790	–	25,607,790
Investment Company	408,469	–	–	408,469
Total Investment Securities	408,469	50,039,199	–	50,447,668
Other Financial Instruments:(b)
Futures Contracts	(5,547)	–	–	(5,547)
Credit Default Swaps	–	6,417	–	6,417
Centrally Cleared Credit Default Swaps	–	28,287	–	28,287
Forward Currency Contracts	–	18,834	–	18,834
Total Investments	402,922	50,092,737	–	50,495,659

Frontier Markets Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks
Food Products	602,252	–	9,534	611,786
Other Common Stocks	19,156,341	–	–	19,156,341
Participatory Notes	–	851,283	–	851,283
Private Placements	917,363	–	–	917,363
Investment Company	618,846	–	–	618,846
Total Investment Securities	21,294,802	851,283	9,534	22,155,619

Asia ex-Japan Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks			–
Electronic Equipment, Instruments & Components	7,182,538	214,560	–	7,397,098
Health Care Providers & Services	–	1,878,505	–	1,878,505
Hotels, Restaurants & Leisure	5,833,219	1,325,676	–	7,158,895
Independent Power & Renewable Electricity
Producers	88,078	666,118	–	754,196
Other Common Stocks	86,690,552	–	–	86,690,552
Warrant	–	–	–	–
U.S. Treasury Obligation	–	1,059,947	–	1,059,947
Investment Company	577,375	–	–	577,375
Total Investment Securities	100,371,762	5,144,806	–	105,516,568

Global High Yield Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	4,314,571	–	4,314,571
Yankee Dollars	–	7,032,418	–	7,032,418
Corporate Bonds	–	15,277,338	–	15,277,338
Exchange-Traded Fund	757,967	–	–	757,967
Investment Companies	2,517,086	–	–	2,517,086
Total Investment Securities	3,275,053	26,624,327	–	29,899,380

Other Financial Instruments:(b)
Futures Contracts	(141)	–	–	(141)
Credit Default Swaps	–	2	–	2
Centrally Cleared Credit Default Swaps	–	35,028	–	35,028
Forward Currency Contracts	–	13,574	–	13,574
Total Investments	3,274,912	26,672,931	–	29,947,843

Global High Income Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	6,012,507	–	6,012,507
Yankee Dollars	–	10,289,937	–	10,289,937
Corporate Bonds	–	9,746,110	–	9,746,110
U.S. Treasury Obligations	–	522,937	–	522,937
Exchange-Traded Fund	63,075	–	–	63,075
Investment Companies	802,359	–	–	802,359
Total Investment Securities	865,434	26,571,491	–	27,436,925
Other Financial Instruments:(b)
Futures Contracts	(1,012)	–	–	(1,012)
Credit Default Swaps	–	3	–	3
Forward Currency Contracts	–	18,727	–	18,727
Total Investments	864,422	26,590,221	–	27,454,643
____________________
(a)	Investments in Affiliated Portfolios represent ownership in the Portfolios. Due to the Funds' master-feeder structure, the inputs used to value these instruments are categorized as Level 2.
(b)

Other financial instruments would include any derivative instruments, such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and swap agreements, which are valued at fair value.

There was a transfer from Level 3 to Level 1 as of July 31, 2018 as disclosed in the table below. The transfers from Level 3 to Level 1 relate to a security which had previously halted trading and had resumed market trading. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in the discount applied to the last traded price would decrease (increase) the fair value measurement.

Transfers
from
Level 3 to
Level 1 ($)
Asia ex-Japan Fund
Common Stocks	574,439

4. Investment Risks:

Concentration of Market Risk: To the extent a fund focuses its investments in a specific region or country, the fund will be more susceptible to the market, political, and economic risks and developments of that region or country.

Derivatives Risk: The term “derivatives” covers a broad range of investments, including swaps, futures, options and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade and the relatively new and unsettled securities laws in many frontier market countries.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less liquid than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given recent increases in short-term interest rates and the possibility of further rate increases with unpredictable effects on the markets and a Fund’s investments.

Non-Diversification Risk: The Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Emerging Markets Debt Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 21, 2018

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Treasurer

Date	September 21, 2018